Registration No. 2-39272
                                                                        811-2162
================================================================================
                       Securities and Exchange Commission

                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

Pre-Effective Amendment No.                                     [ ]
Post-Effective Amendment No. 49                                 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
Amendment No. 19                                                [X]

                        (Check appropriate box or boxes.)

                      General American Separate Account Two
                           (Exact Name of Registrant)

                     General American Life Insurance Company
                               (Name of Depositor)
                                700 Market Street
                               St. Louis, MO 63101

         (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:  (314) 231-1700

                                 Marie C. Swift
                            Associate General Counsel
                       Metropolitan Life Insurance Company
                                  501 Boylston Street
                           Boston, Massachusetts 02117
                     (Name and address of Agent for Service)

                                    Copy to:

                              Raymond A. O'Hara III
                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                               Westport, CT 06880
                                 (203) 226-7866

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Group and Individual Variable Annuity Contracts

                       CROSS REFERENCE SHEET

                      (required by Rule 495)

ITEM NO.                                        Location

                              PART A

1.    Cover Page Cover Page

2.    Definitions Index of Special Terms

3.    Synopsis Highlights

4. Condensed Financial Information Other Information - Financial Statements; Appendix A

5. General Description of Registrant, The Company; Funds; Depositor, and Portfolio Companies Other Information

6.    Deductions and Expenses Expenses

7.    General Description of the
      Variable Annuity Contracts                The Annuity Contracts

8.    Annuity Period Annuity Payments

9.    Death Benefit Death Benefit

10.   Purchases and Contract Value Purchase

11.   Redemptions Access to Your Money

12.   Taxes Taxes

13.   Legal Proceedings Legal Proceedings

14. Table of Contents for the Table of Contents of Statement of Additional the Statement of Information Additional Information

ITEM NO.                                        Location
                              PART B

15.   Cover Page Cover Page

16.   Table of Contents Table of Contents

17.   General Information and History Company

18.   Services Not Applicable

19.   Purchase of Securities Distribution Being Offered

20.   Underwriters Distribution

21.   Calculation of Performance Data Performance Information

22.   Annuity Payments Annuity Provisions

23.   Financial Statements Financial Statements

                                     PART C


Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                                     PART A


                     General American Life Insurance Company

                      General American Separate Account Two
                               Prospectus for the
                 Group and Individual Variable Annuity Contracts



This  prospectus   describes  certain  group  and  individual  variable  annuity contracts (Contracts) offered by General American Life Insurance Company (General American, we, us, our). The Contracts are deferred variable annuities. The Contracts have been offered as non-qualified annuities, individual retirement annuities (IRAs), tax sheltered annuities (TSAs), or pursuant to other qualified plans. These Contracts provide for accumulation of contract values and annuity payments on a fixed or variable basis, or a combination fixed and variable basis. Sales of the Contracts have been discontinued with certain exceptions. Please contact your broker for further details.

The Contracts have a number of investment choices (1 General Account and 8 Funds). The General Account is part of our general assets and provides an investment rate guaranteed by us. The eight Funds available are portfolios of Metropolitan Series Fund, Inc. and Variable Insurance Products Fund which are listed below. You can put your money in any of these Funds which are offered through our separate account, General American Separate Account Two.



   Metropolitan Series Fund, Inc.                                Variable Insurance Products Fund
   --------------------------------                              ---------------------------------
Advised by: MetLife Advisers, LLC                     Managed by: Fidelity Management & Research  Company
         State Street Research Money Market Portfolio                  VIP: Equity-Income Portfolio
         Lehman Brothers Aggregate Bond Index Portfolio                VIP: Growth Portfolio
         State Street Research Diversified Portfolio                   VIP: Overseas Portfolio
         MetLife Stock Index Portfolio
         State Street Research Large Cap Value Portfolio


Please read this Prospectus before investing. You should keep it for future reference. It contains important information. To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2003). The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the Prospectus. If you wish to receive, at no charge, the SAI, call us at (800) 449-6447 (toll free) or write us at: 700
Market Street, St. Louis, Missouri 63101. The SEC has a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically. The Table of Contents of the SAI is on Page __ of this Prospectus.

The Contracts:

             o    are not bank deposits
             o    are not federally insured
             o    are not endorsed by any bank or government agency
             o    are not guaranteed and may be subject to loss of principal

The SEC has not approved these Contracts or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                   MAY 1, 2003


                                TABLE OF CONTENTS

INDEX OF SPECIAL TERMS.......................................................

SEPARATE ACCOUNT TABLE OF FEES AND EXPENSES..................................

HIGHLIGHTS...................................................................

THE COMPANY..................................................................

THE ANNUITY CONTRACTS........................................................

PURCHASE.....................................................................
         Purchase Payments...................................................
         Allocation of Purchase Payments.....................................

FUNDS.......................................................................
         Metropolitan Series Fund, Inc......................................
         Variable Insurance Products Fund...................................
         Investment Advice..................................................
         Share Class of the Funds...........................................
         The General Account................................................
         Transfers..........................................................
         Additions, Deletions and Substitutions.............................

EXPENSES....................................................................
         Surrender Charges (Contingent Deferred Sales Charge)...............
         Charge-Free Amounts................................................
         Administrative Charge..............................................
         Transfer Charge....................................................
         Mortality and Expense Risk Charge..................................
         Premium and Other Taxes............................................
         Fund Expenses......................................................
         Exchange Program...................................................

ACCUMULATED VALUE...........................................................
         Accumulated Value..................................................
         Net Investment Factor..............................................

ACCESS TO YOUR MONEY........................................................
         Surrenders and Partial Withdrawals.................................
         Termination Benefits...............................................

DEATH BENEFIT...............................................................
         Death of Contract Owner During the Accumulation Phase..............
         Death of Annuitant During the Accumulation Phase...................
         Death of Contract Owner or Annuitant During the Income Phase.......
         Special Tax Considerations.........................................
         Avoiding Probate...................................................

ANNUITY PAYMENTS............................................................
         Annuity Income Options.............................................
         Value of Variable Annuity Payments.................................

FEDERAL INCOME TAX CONSIDERATIONS...........................................
         Taxation of Non-Qualified Contracts................................
         Taxation of Qualified Contracts....................................
         Possible Tax Law Changes...........................................

PERFORMANCE ADVERTISING.....................................................

OTHER INFORMATION...........................................................
         Separate Account Two...............................................
         Distributor of the Contracts.......................................
         Legal Proceedings..................................................
         Voting Rights......................................................
         Written Notice or Written Request..................................
         Deferment of Payment...............................................
         Ownership..........................................................
         The Beneficiary....................................................
         Assignments........................................................
         Financial Statements...............................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................

APPENDIX A..................................................................
         Historical Table of Units and Unit Values for Qualified Plans......
         Historical Table of Units and Unit Values for Non-Qualified Plans..
         Table of Units and Unit Values.....................................


                             INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page

Accumulation Phase.........................................................
Annuitant..................................................................
Annuity Commencement Date..................................................
Annuity Income Options.....................................................
Annuity Payments...........................................................
Beneficiary................................................................
Business Day...............................................................
General Account............................................................
Income Phase...............................................................
Funds......................................................................
Non-Qualified..............................................................
Owner......................................................................
Purchase Payment...........................................................
Qualified..................................................................
Tax Deferral...............................................................


                      GENERAL AMERICAN SEPARATE ACCOUNT TWO
                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer accumulated values between investment choices. State premium taxes may also be deducted.

Owner Transaction Expenses

Surrender  Charges  (Expressed as a percentage of amount withdrawn) 9% (see Note
1)

NOTE: The Surrender Charge is expressed as a percentage of the amount withdrawn.

(1)      First Contract Year        9.00%
         Second Contract Year       8.00%
         Third Contract Year        7.00%
         Fourth Contract Year       6.00% The surrender charge is levied only
         Fifth Contract Year        5.00% when you withdraw money from your
         Sixth Contract Year        4.00% Contract. The first 10% of the
         Seventh Contract Year      3.00% account value you withdraw in any
         Eighth Contract Year       2.00% contract year will not have a
         Ninth Contract Year        1.00% surrender charge applied to it.

         Transfer Fee:              None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Fees
(as a percentage of the accumulated value of your Contract)

         Mortality and Expense Risk Charge:                    1.00%
                                                               -----
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:               1.00%


The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the Prospectuses for the Funds and in the following tables.

Range of Fund Operating Expenses (as a percentage of average net assets)

Total Annual Fund Operating Expenses                     Minimum        Maximum
(Expenses that are deducted from a Fund's                -------        --------
assets, including management fees, distribution
and/or service (12b-1 fees), and other                    .31%           2.33%
expenses)


Net Total Annual Fund Operating Expenses (1)             Minimum        Maximum
(After Fee Waiver and/or Expense                          -------        -------
Reimbursement)                                             .31%           .95%


NOTE:

(1) The range of Net Total Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive Fund operating expenses until April 30, 2004, as described in more detail below.

The following table shows the annual operating expenses for each Fund for the year ended December 31, 2002, before and after any applicable contractual expense subsidy or expense deferral arrangement:

Annual Fund Operating Expenses
(as a percentage of average net assets) (1)



                                                          Gross        Contractual      Net Total
                                                          Total         Expense        Contractual
                     Management           Other           Annual        Subsidy or       Annual
                       Fees              Expenses        Expenses       Deferral        Expenses
                     -----------         --------        --------       -----------    -------------
METROPOLITAN SERIES
FUND, INC. (2)

State Street
Research Money
Market Portfolio        .35%              .08%            .43%             0%             .43%

Lehman Brothers
Aggregate Bond
Index Portfolio         .25%              .09%            .34%             0%             .34%

State Street
Research
Diversified
Portfolio (3)           .44%              .05%            .49%             0%             .49%

MetLife Stock
Index Portfolio         .25%              .06%            .31%             0%             .31%

State Street
Research Large
Cap Value
Portfolio (4)           .70%             1.63%           2.33%          1.38%             .95%

VARIABLE INSURANCE
PRODUCTS FUND (2)(5)

Equity-Income
Portfolio               .48%              .09%           .57%              0%             .57%

Growth Portfolio        .58%              .09%           .67%              0%             .67%

Overseas Portfolio      .73%              .17%           .90%              0%             .90%

NOTES:

(1) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

(2) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Series Fund, Inc. Fidelity Management & Research Company is the investment adviser of the Variable Insurance Products Fund.

(3) Net Total Contractual Annual Expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, Net Total Contractual Annual Expenses would have been .48% for the State Street Research Diversified Portfolio.

(4) MetLife Advisers and the Metropolitan Series Fund, Inc. have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of the State Street Research Large Cap Value Portfolio so that total annual expenses of this Portfolio will not exceed .95% at any time prior to April 30, 2004. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the State Street Research Large Cap Value Portfolio if, in the future, actual expenses of this Portfolio are less than this expense limit. Net Total Contractual Annual Expenses for the State Street Research Large Cap Value Portfolio have been restated to reflect the terms of the Expense Agreement.

(5) Expense ratios reflect operating expenses of the class. Expenses do not reflect reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when such reductions occur. If we included these reductions, Net Total Contractual Annual Expenses would have been .56% for the Equity-Income Portfolio, .61% for the Growth Portfolio and .86% for the Overseas Portfolio.


Examples:

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses. (1)

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                   1 YEAR            3 YEARS        5 YEARS          10 YEARS

(a) MAXIMUM:                       $1,135.59         $1,682.53      $2,217.39        $3,601.74


(b) MINIMUM:                       $ 933.36          $1,115.99      $1,254.97        $1,574.19

(2) If you do not surrender your Contract or if you begin the Income Phase at the end of the applicable time period:



                                   1 YEAR            3 YEARS        5 YEARS          10 YEARS

(a) MAXIMUM:                       $ 335.59          $1,022.56      $1,731.15        $3,601.74

(b) MINIMUM:                       $ 133.36          $  414.79      $  717.05        $1,574.19

Please remember that the Examples are simply illustrations and do not reflect past or future expenses. Your actual expenses may be higher or lower than those reflected in the Examples. Similarly your rate of return may be more or less than the 5% assumed in the Examples.

NOTE:

(1) The Examples do not reflect premium taxes (which may range up to 3.5%, depending on the jurisdiction).

Condensed financial information containing the Accumulation Unit Value history appears at the end of this Prospectus.


                                   HIGHLIGHTS

The variable annuity Contract that we are offering is a contract between you, the owner, and us, the insurance company. The Contract provides a means for investing on a tax-deferred basis in our General Account and 8 Funds. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit as well as other insurance related benefits. If you choose to have your money invested in the Funds you will bear the entire investment risk.

The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the Funds you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments is level for the payout period.

Free Look. If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), we will give you back your purchase payments. In some states we are required to give you back the value of your Contract that is invested in the Funds plus any purchase payments you allocated to the General Account.

Tax Penalty. The earnings in your Contract are not taxed until you take money out of your Contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on these earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries. If you need more information or require assistance after you purchase a Contract, please contact us at:

         General American's Variable Annuity Administration Department
         P.0. Box 789
         Greenville, SC 29602-0789
         (800) 449-6447.

All inquiries should include the Contract number and the name of the Contract owner and/or the annuitant.

Subsequent Purchase Payments. All subsequent purchase payments should be mailed to:

         General American's Variable Annuity Administration Department P.O. Box 19088
         Greenville, SC 29602-9088.


                                   THE COMPANY

We are an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), whose principal office is located at One Madison Avenue, New York, New York 10010. We are licensed to sell life insurance in 49 states, the District of Columbia, Puerto Rico and in ten Canadian provinces. Our Home Office is located at 700 Market Street, St. Louis, Missouri 63101.

We conduct a conventional life insurance business. Assets derived from our business should be considered by purchasers of variable annuity contracts only as bearing upon our ability to meet our obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.

                              THE ANNUITY CONTRACTS

This Prospectus describes the variable annuity Contracts that we are offering.

An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your Contract enters the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among the Funds, and depending upon market conditions, you can make or lose money in any of these Funds. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the investment performance of the Fund(s) you select. If you select the fixed annuity portion of the Contract, the value will depend upon the interest we credit to the General Account.

The Contracts consist of a group variable annuity contract for use in Tax Sheltered Annuity (Section 403(b) annuity) Plans (TSA), and individual variable annuity contracts for use in HR-10 (Keogh) Plans, Individual Retirement Annuity
(IRA) Plans, Simplified Employee Pension Plans, and non-qualified retirement plans. When you buy a TSA under the group variable annuity contract, we issue you a certificate which sets out all of your rights and benefits.


                                    PURCHASE

You can purchase this Contract by completing an application and providing us with an initial purchase payment. We will not issue a Contract or certificate if the annuitant is older than 79 1/2.

Purchase Payments

The minimum initial purchase payment permitted is $25. Afterwards, the purchase payments must be at least $25 and cannot exceed the annual equivalent of twice the initial purchase payment. For example, if you established a planned purchase payment of $50.00 per month, the total of all purchase payments in any Contract year could not exceed $1200. Any purchase payments in excess of this amount will be accepted only after our prior approval.

Additional purchase payments on qualified Contracts are limited to proceeds from certain qualified plans. Purchase payments for other types of Contracts can be made at anytime during the accumulation phase so long as the annuitant is living.

You may elect to make purchase payments by means of a pre-authorized check ("PAC") procedure. Under a PAC procedure, amounts will be deducted each month from your checking account and applied as a purchase payment under a Contract. You can also ask us to bill you for planned purchase payments.

Allocation of Purchase Payments

You specify how you want your purchase payments allocated. You may allocate each purchase payment to one or more of the Funds and/or the General Account. However, the requested allocations must be in whole number percentages, which total 100%, and involve amounts of at least $25. You can change the allocation instructions for future purchase payments by sending a written notice.

If the application is in good order, the initial purchase payment will be credited within two business days after receipt of the application. However, if an application is not in good order (missing information, etc.), we may retain the initial purchase payment for up to five business days while attempting to complete the application. If the application cannot be made in good order within five business days, the initial purchase payment will be returned immediately unless you consent in writing to us retaining the initial purchase payment until the application is in good order. Subsequent purchase payments are credited within one business day.

Our business days are each day when both the New York Stock Exchange and we are open for business. The following are not business days for us: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Friday after Thanksgiving Day and Christmas Day. Our business day ends when the New York Stock Exchange closes, usually 4:00 PM Eastern Time.


                                      FUNDS

The Contract gives you the choice of allocating purchase payments to our General Account, or to one or more of the Funds listed below. The Funds are managed by investment advisors. Additional Funds may be made available in the future.

Each of these Funds has a separate prospectus that is provided with this prospectus. You should read the Fund prospectus before you decide to allocate your assets to the Fund.

With the exception of the Money Market Fund, on April 28, 2003, the portfolios of General American Capital Company, previously offered under the Contracts, were merged into existing portfolios of Metropolitan Series Fund, Inc. as follows:

General American Capital
Company Portfolio Name              Successor Metropolitan Series Fund Name
-------------------------           ------------------------------------------

Bond Index                          Lehman Brothers(R)Aggregate Bond Index

Asset Allocation                    State Street Research Diversified

S&P 500 Index                       MetLife Stock Index

Managed Equity                      State Street Research Large Cap Value

The Money Market Fund of General American Capital Company, which was merged into State Street Research Money Market Portfolio of New England Zenith Fund on April 28, 2003, became, in turn, a portfolio of Metropolitan Series Fund, Inc. on May 1, 2003 by way of a reorganization of the series of the New England Zenith Fund into portfolios of Metropolitan Series Fund, Inc.

Metropolitan Series Fund, Inc.

State Street Research Money Market Portfolio

The State Street Research Money Market Portfolio's investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio.

During extended periods of low interest rates, the yields of the sub-account investing in the State Street Research Money Market Portfolio may become extremely low and possibly negative.


Lehman Brothers Aggregate Bond Index Portfolio

The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.

State Street Research Diversified Portfolio

The State Street Research Diversified Portfolio's investment objective is a high total return while attempting to limit investment risk and preserve capital.

MetLife Stock Index Portfolio

The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

State Street Research Large Cap Value Portfolio

The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.

Variable Insurance Products Fund

VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Index.

VIP Growth Portfolio

The VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

Investment Advice

Metropolitan Series Fund, Inc.

MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of General American, serves as Investment Adviser for each Portfolio of the Metropolitan Series Fund, Inc. The chart below shows the subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its subadvisers and is ultimately responsible for the investment performance of these Funds. Each subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Portfolio                                               Subadviser
-----------                                           ---------------

State Street Research Money Market Portfolio       State Street Research & Management Company
Lehman Brothers Aggregate Bond Index Portfolio     Metropolitan Life Insurance Company
State Street Research Diversified Portfolio        State Street Research & Management Company
MetLife Stock Index Portfolio                      Metropolitan Life Insurance Company
State Street Research Large Cap Value Portfolio    State Street Research & Management Company

For more information regarding the investment adviser and the subadviser of the Metropolitan Series Fund, Inc. portfolios, see the Statement of Additional Information about the Contracts, and also see the Metropolitan Series Fund, Inc. prospectus attached at the end of this prospectus and its Statement of Additional Information.


Variable Insurance Products Fund

Fidelity Management & Research Company serves as Investment Adviser and FMR Co., Inc. serves as subadviser for each Portfolio of Variable Insurance Products Fund. For more information about the investment adviser and subadviser, see the Variable Insurance Products Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

You can also get information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

An investment adviser or affiliates thereof may compensate us and/or certain affiliates for administrative, distribution, or other services relating to the Funds. This compensation is based on assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. Some Funds or their advisers (or other affiliates) may pay us more than others, and the amounts paid may be significant.

Share Class of the Funds

The Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:

     o For the Metropolitan Series Fund, Inc., we offer Class A shares of the available Portfolios.

     o For the Variable Insurance Products Fund, we offer Initial Class shares.


The General Account

If you elect the General Account we will credit interest at an effective annual rate of at least 4% to purchase payments or portions of purchase payments allocated or transferred to the General Account under the Contracts. We may, at our sole discretion, credit a higher rate of interest to the General Account, or to amounts allocated or transferred to the General Account.

Transfers

You may transfer amounts as follows:

         1. Between the General Account and one or more of the Funds; or
         2. Among the Funds.

These transfers will be subject to the following rules:

1. Transfers must be made by written request or by telephone, provided we have a Telephone Authorization Form in good order completed by you.

2. Transfers from or among the Funds may be made at any time and must be at least $100 or the entire amount of a Fund, if smaller.

3. Transfers from the General Account to the Funds may be made once each year on the Contract's anniversary date and must be at least $100 but no more than 25% of the amount in the General Account prior to the transfer.

We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

Additions, Deletions and Substitutions

We may be required to substitute another Fund for one of the Funds you have selected. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in a Fund. We will give you notice of our intent to take either of these actions.

                                    EXPENSES

There are charges and other expenses associated with the Contracts that reduce the return on your investment in the Contract. These charges and expenses are:

Surrender Charges (Contingent Deferred Sales Charge)

For Contracts sold prior to May of 1982, a sales charge equal to 4.75% is imposed on all purchase payments to cover sales and distribution expenses. Contracts sold afterwards impose surrender charges (sometimes referred to as a contingent deferred sales charge) to recover these costs. The surrender charge percentage is based on the age of the Contract as shown in the following schedule:

                                SURRENDER CHARGE

      Number of Complete Years                             Percentage Charge
      Since Purchasing the Contract                     On Amount Withdrawn
      -----------------------------                     -------------------
                 0-1                                             9%
                   2                                             8%
                   3                                             7%
                   4                                             6%
                   5                                             5%
                   6                                             4%
                   7                                             3%
                   8                                             2%
                   9                                             1%

Upon full surrender, the surrender charge is calculated by multiplying the surrender charge percentage by the Contract's accumulated value. The surrender charge is deducted from amounts remaining in your Contract, if sufficient. If not, the surrender charge is taken from the amount you requested to the extent necessary and the withdrawal is considered a full surrender. In addition, surrender charges are not applied in the event of the death or disability of the Contract owner or Annuitant, or in the event of annuitization after five Contract years.

The surrender charge will never exceed 9% of total net purchase payments.

Charge-Free Amounts

If a Contract is within the nine year  surrender  charge  period (the first nine
Contract years), an amount may be withdrawn up to 10% of your accumulated account value (determined as of the date we receive the withdrawal request) each Contract year without incurring a surrender charge. Any percentages of your accumulated value previously withdrawn during a Contract year are subtracted from 10% in calculating the remaining percentage of account value that is available for withdrawal during the same Contract year.

Administrative Charge

For Contracts sold prior to May of 1982, an administrative charge of $10 per year is also imposed during the accumulation phase.

Transfer Charge

For Contracts sold prior to May of 1982, a $5 charge is imposed whenever funds are transferred between the General Account and the Separate Account.

Mortality and Expense Risk Charge

During both the accumulation phase and the income phase, charges to cover mortality and expense risk are made each business day as a percentage of the accumulated value of the Contract. The charge for mortality and expense risk is 1% annually.

The mortality risk assumed by us is that annuitants may live longer than the time estimated when the risk in the Contract is established. We agree to continue to pay annuity installments, determined in accordance with the annuity tables and other provisions contained in the Contract, and in accordance with the option selected (see "Annuity Income Options"), to each annuitant regardless of how long he lives and regardless of how long all annuitants as a group live. The expense risk assumed by us is that if the charge for mortality and expenses is not sufficient to cover administrative expenses, the deficiency will be met from our General Account.

We can modify a group Contract prospectively, with respect to future participants, after the Contract has been in force for at least three years. No modifications can affect the annuitants in any manner without an annuitant's written consent, unless such modification is deemed necessary to give you or the annuitants the benefit of federal or state statutes or Treasury Department rules or regulations.

Premium and Other Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, and others are due when annuity payments begin. When a premium tax is due at the time the purchase payment is made, we will deduct from the payment such tax. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, accumulated value, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the accumulated value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the attached Fund prospectuses.

Exchange Program

You may exchange your Contract, provided it is no longer subject to any surrender charge, for a variable annuity contract issued by our affiliate, MetLife Investors Insurance Company or its affiliate, MetLife Investors Insurance Company of California (together, "MetLife"). If you choose to so exchange your Contract, MetLife will waive any otherwise applicable withdrawal charges and contract maintenance charges.

                                ACCUMULATED VALUE

The accumulated value is the value of your Contract. It is the sum of your interest in the various Funds and our General Account.

Accumulated Value

During the accumulation phase, the value of the variable portion of your Contract will go up or down depending upon the investment performance of the Fund(s) you choose. We calculate your accumulated value after the New York Stock Exchange closes each business day.

Your accumulated value will be determined on a daily basis. On the date your initial net purchase payment is applied to the General Account and/or the Funds, your accumulated value in a Fund will equal the portion of any purchase payment allocated to the Fund.

Thereafter, on each business day, the accumulated value in a Fund will equal:

1. The accumulated value in the Fund on the preceding business day, multiplied by the Fund's Net Investment Factor (defined below) for the business day; plus

2. Any purchase payments received during the current business day which are allocated to the Fund; plus

3. Any amounts transferred to the Fund from the General Account or from another Fund during the current business day; minus

4. That portion transferred from the Fund to the General Account, or another Fund during the current business day (including any transfer charges); minus

5.   Any partial withdrawals from the Fund during the current business day;
     minus

6. Any withdrawal or surrender charges incurred during the business day in connection with a partial withdrawal.

Net Investment Factor

The Net Investment Factor measures the investment performance of a Fund from business day to business day. The Net Investment Factor for each Fund for a business day is calculated as follows:

1.   The value of the assets at the end of the preceding business day; plus

2. The investment income and capital gains-realized or unrealized-credited to the assets for the business day for which the Net Investment Factor is being determined; minus

3. The capital losses, realized or unrealized, charged against those assets during the business day; minus

4. Any amount charged against each Fund for taxes, or any amount set aside during the business day as a reserve for taxes attributable to the operation or maintenance of each Fund; minus

5. A charge not to exceed 0.002740% of the assets for each calendar day. This corresponds to 1% per year for mortality and expense risk; divided by

6.   The value of the assets at the end of the preceding business day.

The accumulated value is expected to change from business day to business day, reflecting the investment experience of the selected Funds as well as the daily deduction of charges.

For Contracts issued prior to the reorganization of the Separate Account into a unit investment trust, a daily adjustment to values held in the Division of the Separate Account that invests in the State Street Research Large Cap Value Portfolio will be made to offset fully the effect of any and all additional expenses (other than advisory expenses for the State Street Research Large Cap Value Portfolio) of a type or in an amount which would not have been borne by the Separate Account prior to the reorganization.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

o    by making a withdrawal (either a partial or a complete withdrawal);

o    when a death benefit is paid; or

o    by electing to receive annuity payments.

Surrenders and Partial Withdrawals

You may surrender the Contract or make a partial withdrawal to receive all or part of your accumulated value, at any time before you begin receiving annuity payments and while the annuitant is living, by sending us a written request.

The amount available for surrender or partial withdrawal is your accumulated value, less any surrender or withdrawal charges. In the event of a partial withdrawal, the amount of any withdrawal charge will be deducted from the remaining accumulated value and not from the amount withdrawn. The amount payable to you upon surrender or withdrawal may be paid in a lump sum or, if elected, all or any part may be paid out under an Annuity Income Option. (See "Annuity Income Options.")

The minimum amount that can be withdrawn is $100. If you do not tell us otherwise, the amounts will be withdrawn from the Funds and the General Account on a pro rata basis. The amount paid on the surrender or withdrawal will ordinarily be paid within seven days after we receive a written request in good order.


            INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY
                        APPLY TO ANY WITHDRAWAL YOU MAKE.

Termination Benefits

If you own a Tax Sheltered Variable Annuity Contract, you have certain rights if you terminate your participation prior to the Annuity Commencement Date. Upon termination of participation prior to the Annuity Commencement Date, you may elect:

o to have the accumulated value applied to provide annuity payments under one of the annuity income options described below, or

o to leave the accumulated value in the Contract, in which case the number of accumulation units in your individual account will remain fixed, but the value thereof will vary as described in the Section "Accumulated Value", or

o to receive the accumulated value on the basis of the accumulation unit value next determined after the written request for surrender is received by us; or

o to convert to an Individual Variable Annuity Contract, if appropriate; individual Contracts are issued by us on the effective date of termination, on the basis set forth by us at the time of such conversion.

                                  DEATH BENEFIT

Death of Contract Owner During the Accumulation Phase

If you die during the accumulation phase, and your spouse is the beneficiary, we will treat your spouse as the new Contract owner. Otherwise, if you die during the accumulation phase, this Contract will no longer be in force. We will pay your interest in the Contract to your beneficiary in a lump sum upon receiving proof of your death. If there is no beneficiary, the proceeds will be paid to your estate. If there are joint owners, the death benefit will be paid out on the first death to occur.

This payment will be made within five years after the date of your death unless you or your beneficiary choose, by providing us with written notice, one of the options described below:

         o Leave the proceeds of the Contract with us as provided under Annuity Income Option 6 of this Contract (or Option 7 in the case of a non-qualified Contract) . Any amount remaining unpaid under Annuity Income Option 6 or Option 7 will be paid in a lump sum to the beneficiary before the end of the fifth year after your death.

         o Buy an immediate annuity for the beneficiary, who will be the owner and annuitant. Payments under the annuity, or under any other method of payment we make available, must be for the life of the beneficiary, or for a number of years that is not more than the life expectancy of the beneficiary at the time of your death (as determined for Federal tax purposes), and must begin within one year after your death.

Death of Annuitant During the Accumulation Phase

When we receive due proof of the death of the annuitant during the accumulation phase, we will pay the beneficiary the accumulated value of the Contract. The accumulated value will be the value next determined following our receipt of due proof of death of the annuitant as well as proof that the annuitant died during the accumulation phase. The beneficiary must receive the amount payable under a payout method available for the Death of Owner explained above.

If a beneficiary has not been designated by the annuitant or if a beneficiary designated by the annuitant is not living on the date a lump sum death benefit is payable, or on the date any payments are to be continued, we will pay the lump sum death benefit for the commuted value of the payments to the deceased annuitant's spouse. If the spouse is not living, then payments will be made equally to the annuitant's surviving children. If the children are not surviving, then payments will be made to either the surviving father or mother or to both equally if both survive. If none of the above survive the annuitant, then payments will be made to his or her executors or administrators.

Death of Contract Owner or Annuitant During the Income Phase

If you or the annuitant dies during the income phase, the Annuity Income Option then in effect will govern as to whether or not we will continue to make any payments. Any remaining payments will be made at least as rapidly as at the time of death.

Special Tax Considerations

There are special tax rules that apply to IRA and other qualified Contracts during both the accumulation phase and income phase governing distributions upon the death of the owner. These rules are contained in provisions in the endorsements to the Contracts and supersede any other distribution rules contained in the Contracts.

The preceding provisions regarding the death of the owner are intended to satisfy the distribution at death requirements of section 72(s) of the Internal Revenue Code of 1986, as amended. We reserve the right to amend this Contract by subsequent endorsement as necessary to comply with applicable tax requirements, if any, which are subject to change from time to time. Such additional endorsements, if necessary to comply with amended tax requirements, will be mailed to you and become effective within 30 days of mailing, unless you notify us in writing, within that time frame, that you reject the endorsement.

Avoiding Probate

In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

                                ANNUITY PAYMENTS

Under the Contracts you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the Annuity Commencement Date. We ask you to choose your Annuity Commencement Date and Annuity Income Option when you purchase the Contract. You can change either at any time before the Annuity Commencement Date with 30 days notice to us.

The annuitant is the person whose life we look to when we make annuity payments.

Annuity Income Options

The Annuity Income Options, with the exception of Option 7, may be selected on either a variable annuity or a fixed payment basis, or a combination of both. In the absence of an election to the contrary, the variable accumulated value will be applied to provide variable annuity payments and the guaranteed accumulated value will be applied to provide guaranteed annuity payments.

The minimum amount which may be applied under an option is $5,000 and the minimum annuity payment is $50 (or any lower amount required by state law). If the accumulated value is less than $5,000 when the Annuity Commencement Date arrives, we will make a lump sum payment of such amount to you. If at any time payments are, or become less than $50, we have the right to change the frequency of payments to intervals that will result in installments of at least $50.

         The following options are available:

                  Option 1 - Life Annuity - Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

                  Option 2 - Life Annuity with 60, 120, l80, or 240 Monthly Payments Guaranteed - Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated certain period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period to the beneficiary. However, the beneficiary may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

                  Option 3 - Unit Refund Life Annuity - Under this option, we make monthly income payments during the lifetime of the annuitant, terminating with the last payment preceding his/her death. If the annuitant dies, the beneficiary will receive an additional payment of the then dollar value of the number of annuity units. This is equal to the excess, if any, of (a) over (b) where (a) is the total amount applied under the option divided by the annuity unit value at the Annuity Commencement Date and (b) is the number of annuity units represented by each payment multiplied by the number of payments made.

                  For example, if $19,952.07 were applied under this option for a male at age 65 on the Annuity Commencement Date, the annuity unit value in the appropriate Fund on such date was $12.071, the number of annuity units represented by each payment was ten, thirteen Annuity payments were paid prior to the date of death, and the value of an annuity unit on the date of death was $12.818, the amount paid to the beneficiary would be $19,520.44.

                  Option 4 - Joint and Survivor Income for Life - Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.

                  Option 5 - Income for a Fixed Period - Under this option, we make annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than three and not more than thirty. When payments are made on a variable basis, a mortality and expense risk charge continues to be assessed, even though we do not incur a mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that this selection might be held to be "constructive receipt" of the entire accumulated value and result in adverse tax treatment.

                  Option 6 - Income of a Fixed Amount - Under this option, we make fixed equal payments annually, semiannually, quarterly, or monthly (not less than $75 per annum per $1,000 of the original amount due) until the proceeds applied under this option, with interest credited at the current annual rate, are exhausted. The final installment will be for the remaining balance. When payments are made on a variable basis, a mortality and expense risk charge continues to be assessed, even though we incur no mortality risk under this option. The person considering this option should consult his tax adviser about the possibility that such selection might be held to be "constructive receipt" of the entire accumulated value and result in adverse tax treatment.

                  Option 7 - Interest Income (may be available to Non-qualified Annuities only) Under this option, you can place your accumulated value on deposit with us in our General Account and we will make annual, semiannual, quarterly, or monthly payments, as selected. Your remaining balance will earn interest at a rate not less than 4% per annum.

With respect to any Option not involving a life contingency (e.g., Option 5 Income for a Fixed Period), you may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date we receive proof of the claim, commuted and paid in a lump sum as set forth in the Contract.

Value of Variable Annuity Payments

The dollar amount of your payment from the Fund(s) will depend upon four things:

o    the value of your Contract in the Fund(s) on the Annuity Commencement Date;

o    the 4% assumed investment rate used in the annuity table for the Contract;

o    the performance of the Funds you selected; and

o if permitted in your state and under the type of Contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 4% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 4% plus the amount of the deductions, your annuity payments will decrease.

The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable annuity payments is described in more detail in the Statement of Additional Information.


                        FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified Contract. The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a non-qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

In the case of a withdrawal under a qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a qualified Contract can be zero.

Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a non-qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

                  o  made on or after the taxpayer reaches age 59 1/2

                  o  made on or after the death of an Owner;

                  o  attributable to the taxpayer's becoming disabled;

                  o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

                  o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between fixed interest options and variable investment sub-accounts as well as transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

Further Information. We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

Taxation of Qualified Contracts

The tax rules applicable to qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for Owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, has a severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Loans. If your qualified Plan or TSA Plan Contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under Section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by your loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax adviser prior to applying for a loan.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

Distributions from qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the eligible funds to foreign jurisdictions.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                             PERFORMANCE ADVERTISING

We periodically advertise performance of the various Funds. We will calculate performance by determining the percentage change in the accumulated value for selected periods. This performance number reflects the deduction of the mortality and expense risk charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the mortality and expense risk charges, and surrender charges.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

                                OTHER INFORMATION

Separate Account Two

We established Separate Account Two to hold the assets that underlie the Contracts. The Separate Account was established on October 22, 1970 under Missouri law, pursuant to authorization by our Board of Directors. We have registered the Separate Account as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940.

Purchase payments are received into the Separate Account from qualified and non-qualified individual and group variable annuity contracts. Such payments are pooled together and invested separately from the General Account of General American (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Account.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts we may issue.

Distributor of the Contracts

General American Distributors, Inc., 700 Market Street, St. Louis, Missouri 63101 (Member NASD/SIPC), a wholly-owned subsidiary of GenAmerica Financial Corporation, is the principal underwriter and distributor of the Contracts. It has entered into contracts with various affiliated broker-dealers and registered representatives to aid in the distribution of the Contracts. Commissions paid to dealer(s) in varying amounts are not expected to exceed 3.25% of purchase payments for such Contracts, under normal circumstances.

Legal Proceedings

General American, life other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, General American believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it, the Separate Account or General American Distributors, Inc.

Voting Rights

We are the legal owner of the Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain instructions from you and other owners as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Written Notice or Written Request

A written notice or written request is any notice or request that you send to us requesting any changes or making any request affecting your Contract. Such a request or notice must be in a format and content acceptable to us.

Deferment of Payment

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may also delay the payment of a surrender or partial withdrawal from the General Account for up to six months from receipt of Written Request. If payment is delayed, the amount due will continue to be credited with the rate of interest then credited to the General Account until the payment is made.


Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a purchase payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about your account to government regulators.



Ownership

Owner. You, as the owner of the Contract, have all the rights under the Contract. Prior to the Annuity Commencement Date, the owner is as designated at the time the Contract is issued, unless changed.

The Beneficiary

The beneficiary is the person(s) or entity you or the annuitant name to receive any death benefit. The beneficiary is named at the time the Contract is issued, unless changed at a later date. Subject to any assignment of a Contract, the beneficiary may be changed during the lifetime of the annuitant by providing us with the proper forms in good order. If the joint and survivor option is selected, the annuitant may not change the designation of a joint annuitant after payments begin.

A change of beneficiary designation will not become effective unless we accept the written request, at which time it will be effective as of the date of the request. A beneficiary who becomes entitled to receive benefits under this Contract may also designate, in the same manner, a beneficiary to receive any benefits which may become payable under this Contract by reason of death.

Assignments

With respect to individual non-qualified Contracts, an assignment or transfer of the Contract or of any interest in it will not bind us unless: (1) it is made as a written instrument, (2) the original instrument or a certified copy is filed at our Home Office, and (3) we send the Contract owner a receipt. We are not responsible for the validity of the assignment. If a claim is based on an assignment or transfer, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a beneficiary.

With respect to all other Contracts, you may not transfer, sell, assign, discount or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us.

An Assignment May Be a Taxable Event.

Financial Statements

The consolidated financial statements for General American (as well as the auditors' report thereon) are in the Statement of Additional Information.

Financial statements for the Separate Account are also in the Statement of Additional Information.


          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company
Experts
Distribution
Performance Information
Investment Advice
Tax Status of the Contracts
Annuity Provisions
General Matters
Safekeeping of Account Assets
State Regulation
Records and Reports
Other Information
Financial Statements


                                                    APPENDIX A

Historical Table of Units and Unit Values for Qualified Plans

                                    1980     1981    1982      1983     1984      1985    1986    1987     1988
                                    ----    -----    ----      ----     ----      ----    ----    ----     ----
Accumulation unit value:
Beginning of period                 $8.23    $9.94   $ 9.92   $12.09   $13.25   $13.15   $16.68  $19.73   $20.03
End of period                       $9.94    $9.92   $12.09   $13.25   $13.15   $16.68   $19.73  $20.03   $21.30*
Number of units outstanding at end of period (in thousands)
                                     175      169     138      162      162      148      170     255      263*


Historical Table of Units and Unit Values for Non-Qualified Plans

                                     1980     1981    1982     1983     1984     1985    1986     1987     1988
                                     ----     ----    ----     ----     ----     ----    ----     ----     ----
Accumulation unit value:
Beginning of period                 $ 9.30   $10.73  $10.91   $12.63   $13.77   $14.30   $18.16  $21.47   $21.80
End of period                       $10.73   $10.91  $12.63   $13.77   $14.30   $18.16   $21.47  $21.80   $23.18*

Number of units outstanding at end of period (in thousands)
                                    27        49      50        52      50        48       49      49       28*

* Unit values and units outstanding represent the values and number of units at the date of reorganization, February 23, 1988.

Table of Units and Unit Values

This Table shows unit values and the number of units of the Separate Account invested in the Funds of General American Capital Company and Variable Insurance Products Fund. There can be no assurance that the investment experience of these Funds in the future will be comparable to past experience.

                          Accumulation                                 Qualified Plan        Nonqualified Plan
                           Unit Value            Accumulation         Units Outstanding      Units Outstanding
                           Beginning              Unit Value           End of Period           End of Period
                           of Period*            End of Period         (in thousands)          (in thousands)
                          ----------             -------------         --------------         --------------
S & P 500 Index Fund Division**
2002                       52.05                   40.14                  631                    249
2001                       59.74                   52.05                  738                    290
2000                       66.06                   59.74                  860                    321
1999                       55.35                   66.06                  968                    340
1998                       43.62                   55.35                  987                    342
1997                       33.17                   43.62                  935                    366
1996                       27.27                   33.17                  808                    325
1995                       20.12                   27.27                  657                    297
1994                       20.09                   20.12                  636                    265
1993                       18.48                   20.09                  599                    241
1992                       17.37                   18.48                  366                    152
1991                       13.47                   17.37                  236                    109
1990                       14.15                   13.47                  133                     67
1989                       11.01                   14.15                   97                     23
1988                       10.00                   11.01                   36                      7



                          Accumulation                                 Qualified Plan        Nonqualified Plan
                           Unit Value            Accumulation         Units Outstanding      Units Outstanding
                           Beginning              Unit Value           End of Period           End of Period
                           of Period*            End of Period         (in thousands)          (in thousands)
                          ----------             -------------         --------------         --------------
Money Market Fund Division
2002                       18.74                   18.86                        105                33
2001                       18.19                   18.74                        192                28
2000                       17.26                   18.19                        139                26
1999                       16.57                   17.26                        228                69
1998                       15.85                   16.57                        124                79
1997                       15.14                   15.85                        102                74
1996                       14.50                   15.14                        117                62
1995                       13.82                   14.50                        106                57
1994                       13.39                   13.82                         93                58
1993                       13.12                   13.39                        115                73
1992                       12.78                   13.12                        181                85
1991                       12.16                   12.78                        179               101
1990                       11.33                   12.16                        188                79
1989                       10.44                   11.33                         28                15
1988                       10.00                   10.44                          6                 5

Bond Index Fund Division***
2002                       24.01                   26.32                        124                 55
2001                       22.37                   24.01                        137                 62
2000                       20.16                   22.37                        130                 52
1999                       20.97                   20.16                        148                 60
1998                       19.50                   20.97                        200                 75
1997                       18.01                   19.50                        163                 80
1996                       17.66                   18.01                        163                 70
1995                       14.99                   17.66                        146                 85
1994                       15.78                   14.99                        146                 58
1993                       14.43                   15.78                        161                 61
1992                       13.68                   14.43                        116                 48
1991                       12.12                   13.68                         50                 67
1990                       11.22                   12.12                         33                 58
1989                       10.27                   11.22                         22                 17
1988                       10.00                   10.27                          5                  2

Managed Equity Fund Division Qualified
2002                       94.99                   72.29                        60                N/A
2001                       94.14                   94.99                        69                N/A
2000                       84.35                   94.14                        80                N/A
1999                       82.60                   84.35                        106               N/A
1998                       72.99                   82.60                        126               N/A
1997                       59.73                   72.99                        136               N/A
1996                       49.83                   59.73                        153               N/A
1995                       37.68                   49.83                        164               N/A
1994                       39.42                   37.68                        188               N/A
1993                       36.54                   39.42                        210               N/A
1992                       34.56                   36.54                        217               N/A
1991                       27.62                   34.56                        216               N/A
1990                       28.73                   27.62                        192               N/A
1989                       22.11                   28.73                        194               N/A
1988                       21.30                   22.11                        207               N/A



                          Accumulation                                 Qualified Plan        Nonqualified Plan
                           Unit Value            Accumulation         Units Outstanding      Units Outstanding
                           Beginning              Unit Value           End of Period           End of Period
                           of Period*            End of Period         (in thousands)          (in thousands)
                          ----------             -------------         --------------         --------------
Managed Equity Fund Division Nonqualified
2002                        103.37                 78.66                      N/A                    1
2001                        102.45                103.37                      N/A                    1
2000                         91.79                102.45                      N/A                    1
1999                         89.89                 91.79                      N/A                    1
1998                         79.43                 89.89                      N/A                    1
1997                         64.99                 79.43                      N/A                    2
1996                         54.22                 64.99                      N/A                    2
1995                         41.00                 54.22                      N/A                   17
1994                         42.90                 41.00                      N/A                   20
1993                         39.76                 42.90                      N/A                   24
1992                         37.61                 39.76                      N/A                   25
1991                         30.05                 37.61                      N/A                   25
1990                         31.27                 30.05                      N/A                   25
1989                         24.06                 31.27                      N/A                   25
1988                         23.18                 24.06                      N/A                   26

Managed Equity Fund Division 88 Series
2002                       48.96                   37.22                        152                35
2001                       48.57                   48.96                        174                42
2000                       43.56                   48.57                        190                44
1999                       42.70                   43.56                        246                49
1998                       37.77                   42.70                        266                54
1997                       30.94                   37.77                        280                67
1996                       25.84                   30.94                        240                58
1995                       19.56                   25.84                        215                75
1994                       20.48                   19.56                        204                68
1993                       19.00                   20.48                        197                56
1992                       17.99                   19.00                        158                40
1991                       14.39                   17.99                        101                27
1990                       14.99                   14.39                         56                20
1989                       11.54                   14.99                         21                 7
1988                       10.83                   11.54                          6                 0

Asset Allocation Fund Division
2002                       37.56                   31.95                        365              107
2001                       40.60                   37.56                        416              124
2000                       40.46                   40.60                        471              139
1999                       33.12                   40.46                        463              163
1998                       28.38                   33.12                        487              187
1997                       24.14                   28.38                        496              187
1996                       21.08                   24.14                        375              178
1995                       16.52                   21.08                        317              168
1994                       17.37                   16.52                        320              180
1993                       16.01                   17.37                        332              166
1992                       15.16                   16.01                        223              119
1991                       12.78                   15.16                        140               66
1990                       12.60                   12.78                         94               35
1989                       10.61                   12.60                         33               16
1988                       10.00                   10.61                          9                4




                          Accumulation                                 Qualified Plan        Nonqualified Plan
                           Unit Value            Accumulation         Units Outstanding      Units Outstanding
                           Beginning              Unit Value           End of Period           End of Period
                           of Period*            End of Period         (in thousands)          (in thousands)
                          ----------             -------------         --------------         --------------
VIP:  Equity-Income Portfolio Division

2002                       23.83                   19.59                        462              190
2001                       25.32                   23.83                        535              226
2000                       23.60                   25.32                        570              252
1999                       22.41                   23.60                        736              299
1998                       20.27                   22.41                        868              352
1997                       15.98                   20.27                        838              351
1996                       14.12                   15.98                        767              317
1995                       10.55                   14.12                        552              207
1994                       10.00                   10.55                        315               82
VIP:  Growth Portfolio Division
2002                        24.89                  17.22                        862              257
2001                        30.53                  24.89                        971              300
2000                        34.64                  30.53                      1,131              342
1999                        25.45                  34.64                      1,141              341
1998                        18.42                  25.45                      1,127              342
1997                        15.07                  18.42                      1,064              343
1996                        13.27                  15.07                        974              362
1995                         9.90                  13.27                        646              261
1994                        10.00                   9.90                        356              116
VIP:  Overseas Portfolio Division
2002                       13.18                   10.40                        279               75
2001                       16.88                   13.18                        316               90
2000                       21.09                   16.88                        373              109
1999                       14.93                   21.09                        348              105
1998                       13.37                   14.93                        355               98
1997                       12.11                   13.37                        363              124
1996                       10.80                   12.11                        346              107
1995                        9.95                   10.80                        266               77
1994                       10.00                    9.95                        240               52

* At the date of first deposits into the Separate Account on May 16, 1988, except for the Managed Equity Fund Division, which began on February 24, 1988; the VIP: Equity-Income Portfolio Division and the VIP: Growth Portfolio Division which began on January 6, 1994; and the VIP: Overseas Portfolio Division which began on January 11, 1994.

** The name of the S & P 500 Index Fund was changed from "Equity Index Fund" effective May 1, 1994.

*** The name of the Bond Index Fund was changed from "Intermediate Bond Fund" effective October 1, 1992. The name change reflects a change in investment policies and objectives of the Fund.

Notes on Appendix A

The initial value of an accumulation unit in the Separate Account was set at $10.00 as of May 28, 1971.

The Historical Tables of Units and Unit Values for Non-qualified Plans for Separate Account 2 above show accumulation unit values and the numbers of units outstanding for the period from January 1, 1980 through February 23, 1988. During that time, the Separate Account invested solely and directly in common stocks. On February 23, 1988, the net assets of the Separate Account were exchanged for shares in the Managed Equity Fund of General American Capital Company, and the investment advisory fee for these assets was increased from ..25% to a sliding scale with a maximum of .50%, as an annual percentage of net assets.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                 GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                      GENERAL AMERICAN SEPARATE ACCOUNT TWO

                                       AND

                     GENERAL AMERICAN LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2003, FOR THE INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: 700 MARKET STREET, ST. LOUIS, MISSOURI 63101, (800) 449-6447.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2003.

                                TABLE OF CONTENTS

                                                                            Page

COMPANY............................................................
EXPERTS............................................................
DISTRIBUTION.......................................................
PERFORMANCE INFORMATION............................................
INVESTMENT ADVICE..................................................
TAX STATUS OF THE CONTRACTS........................................
ANNUITY PROVISIONS.................................................
GENERAL MATTERS....................................................
SAFEKEEPING OF ACCOUNT ASSETS......................................
STATE REGULATION...................................................
RECORDS AND REPORTS................................................
OTHER INFORMATION..................................................
FINANCIAL STATEMENTS...............................................


                                     COMPANY

We were originally incorporated as a stock company in 1933. In 1936, we initiated a program to convert to a mutual life insurance company. In 1997, our policyholders approved a reorganization of General American into a mutual holding company structure under which we became a stock company wholly owned by GenAmerica Corporation, an intermediate stock holding company. On January 6, 2000, Metropolitan Life Insurance Company of New York ("MetLife") acquired GenAmerica Corporation, which became GenAmerica Financial Corporation. As a result of that transaction, we became an indirect, wholly-owned subsidiary of MetLife.

                                     EXPERTS

The consolidated financial statements of the Company included in this Statement of Additional Information and the related financial statement schedules included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and elsewhere in the registration statement (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account included in this Statement of Additional Information and the related financial statement schedules included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and elsewhere in the registration statement, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Deloitte & Touche LLP, 201 E. Kennedy Boulevard, Tampa, Florida 33602, serves as independent public accountants for the Company and the Separate Account.


                                  DISTRIBUTION

General American Distributors, Inc. ("Distributor"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered to the public through individuals licensed under the federal securities laws and state insurance laws who have entered into agreements with Distributor.

Reduction of the Surrender Charge

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the surrender charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the surrender charge.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction of the surrender charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                             PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Fund over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the expenses for the underlying Fund being advertised and any applicable surrender charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable surrender charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T)  = ERV
Where:

         P = a hypothetical initial payment of $1,000

         T = average annual total return

         n = number of years

       ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any surrender charge. The deduction of any surrender charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Money Market Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, General American is required to disclose the current annualized yield for the subaccount (the "Money Market Division") investing in the State Street Research Money Market Portfolio of Metropolitan Series Fund ("Money Market Fund") for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for administrative expenses of services and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Division of the Separate Account will be lower than the yield for the Money Market Fund.

The Securities and Exchange Commission also permits General American to disclose the effective yield of the Money Market Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

The yield on amounts held in the Money Market Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund, and its operating expenses.

Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the Funds against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Fund being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


                                INVESTMENT ADVICE

The Separate Account invests in the Portfolios of the Metropolitan Series Fund, Inc. and in the Portfolios of Variable Insurance Products Fund. MetLife Advisers, LLC ("MetLife Advisers"), as the Adviser to the Metropolitan Series Fund, may, from time to time, replace the sub-adviser of a Portfolio with a new sub-adviser. A number of sub-adviser changes have been made with respect to the Portfolios in which the Separate Account invests.

MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the Investment Adviser to the Portfolios of the Metropolitan Series Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the Investment Adviser for all Portfolios of the Metropolitan Series Fund.

MetLife Advisers was also the Investment Adviser to the Back Bay Advisors Money Market Series (currently known as the State Street Research Money Market Portfolio) of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which it became a Portfolio of the Metropolitan Series Fund. MetLife Advisers became the Adviser to this Series on May 1, 1995.

The following is the sub-adviser history of the relevant Metropolitan Series Fund Portfolios that, prior to April 28, 2003, were Series of the Zenith Fund:

The sub-adviser to the State Street Research Money Market Portfolio (formerly, the Back Bay Advisors Money Market Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the sub-adviser.

The following is the sub-adviser history of the relevant Metropolitan Series Fund Portfolios:

Metropolitan Life Insurance Company became the sub-adviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio and the MetLife Stock Index Portfolio on May 1, 2001.



                           TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant were the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


                               ANNUITY PROVISIONS

COMPUTATION OF THE VALUE OF AN ANNUITY UNIT

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts issued on or after May 1, 1982; 3.5% for tax-qualified contracts issued prior to May 1, 1982; and 3% for non-tax-qualified Contracts issued prior to May 1, 1982.

As a starting point, the value of a Separate Account Two annuity unit was established at $10.00 as of the end of the business day on January 4, 1971. For Contracts issued prior to May 1, 1982, the value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (described below) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and
(b) the net investment factor for the fifth business day preceding such business day.

The daily reduction factors referred to above are .99989256 for all contracts issued on or after May 1, 1982; .99990575 for tax-qualified contracts issued prior to May 1, 1982; and .99991902 for non-tax-qualified contracts issued before May 1, 1982.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $10.20, then the annuity unit for the current business day is $10.22, determined as follows:

         1.00176027                 $10.200000
         X .99989256                X 1.00165264
         -----------                ------------
         1.00165264                 $10.216857

Determination of the Amount of the First Annuity Installment

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Fund on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the contract by the number of thousands of dollars of accumulated value of the contract (individual account).

If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity contracts then being issued for a similar class of annuitants.

Determination of the Fluctuating Values of the Annuity Installments

The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

                                 GENERAL MATTERS

Participating

The Contracts share in General American's divisible surplus while they are in force prior to the annuity commencement date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a contract. If any divisible surplus is credited to a contract, the Contract Owner may choose to take the distribution in cash, reduce the stipulated payment, or leave the distribution with General American to accumulate with interest.

Joint Annuitant

The contract owner may, by written request at least 30 days prior to the annuity commencement date name a joint annuitant. An annuitant or joint annuitant may not be replaced. The annuity commencement date shall be specified in the application. If the annuitant or joint annuitant dies after the annuity commencement date, the survivor shall be the sole annuitant. Another joint annuitant may not be designated. Payment to a beneficiary shall not be made until the death of the surviving annuitant.

Incorrect Age or Sex

If the age at issue or sex of the annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After General American begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

Annuity Data

General American will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to General American.

Quarterly Reports

Quarterly, General American will give the contract owner a report of the current accumulated value allocated to each Fund; the current accumulated value allocated to the General Account; and any purchase payments, charges, transfers, or surrenders during that period. This report will also give the contract owner any other information required by law or regulation. The contract owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. General American reserves the right to charge a fee for additional reports.

Incontestability

General American cannot contest this Contract, except for nonpayment of stipulated payments or premiums, after it has been in force during the lifetime of the Annuitant for a period of two years from the date of issue. This provision will not apply to any supplemental agreement relating to total and permanent disability benefits.

Ownership

The owner of the Contract on the contract date is the annuitant, unless otherwise specified in the application. The owner may specify a new owner by written notice at any time thereafter. During the annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the owner.

Reinstatement

A Contract may be reinstated if a stipulated payment is in default and if the accumulated value has not been applied under the surrender provision. Reinstatement may be made during the lifetime of the annuitant but before the annuity date by the payment of one stipulated payment. Benefits provided by any supplemental agreement attached to this Contract may be reinstated by providing evidence of insurability satisfactory to General American. The reinstatement provisions incorporated in such supplemental agreement must be complied with.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the separate account is held by General American. The assets are kept physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible shares held by each of the Funds of the separate account.

                                STATE REGULATION

General American is a life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Division of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of General American, including the liabilities and reserves of the separate account.

In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
General American Life Insurance Company
and Contract Holders of General American
Separate Account Two:

     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of S&P 500 Index, Money Market, Bond Index, Managed Equity, Asset Allocation, Equity-Income, Growth, and Overseas Fund Divisions (the "Funds") of General American Separate Account Two as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights as of December 31, 2002 and 2001, and for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the management of General American Separate Account Two (the "Separate Account"). Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned Funds of General American Separate Account Two as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights as of December 31, 2002 and 2001, and for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

St. Louis, Missouri
February 21, 2003

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                S&P 500 INDEX   MONEY MARKET     BOND INDEX     MANAGED EQUITY   ASSET ALLOCATION
                                                FUND DIVISION   FUND DIVISION   FUND DIVISION   FUND DIVISION     FUND DIVISION
                                                -------------   -------------   -------------   --------------   ----------------
ASSETS:
  Investments in General American Capital
     Company, at market value (see Schedule of
     Investments).............................   $35,319,457     $2,603,905      $4,721,692      $11,366,216       $15,054,080
  Receivable from General American Life
     Insurance Company........................         1,035              1              --               --               613
                                                 -----------     ----------      ----------      -----------       -----------
          Total assets........................    35,320,492      2,603,906       4,721,692       11,366,216        15,054,693
                                                 -----------     ----------      ----------      -----------       -----------
LIABILITIES:
  Payable to General American Life Insurance
     Company..................................            --             --              85              277                --
                                                 -----------     ----------      ----------      -----------       -----------
          Total net assets....................   $35,320,492     $2,603,906      $4,721,607      $11,365,939       $15,054,693
                                                 ===========     ==========      ==========      ===========       ===========
  Net assets represented by:
  Tax sheltered annuities in accumulation
     period...................................   $25,337,085     $1,989,070      $3,273,917      $ 9,999,169       $11,649,077
  Individually purchased annuities in
     accumulation period......................     9,983,407        614,836       1,447,690        1,341,049         3,405,616
  Variable annuities in payment period........            --             --              --           25,721                --
                                                 -----------     ----------      ----------      -----------       -----------
          Total net assets....................   $35,320,492     $2,603,906      $4,721,607      $11,365,939       $15,054,693
                                                 ===========     ==========      ==========      ===========       ===========
Tax sheltered units held--88 Series...........       631,286        105,486         124,388          152,123           364,576
Individually purchased units held--88
  Series......................................       248,741         32,606          55,003           35,067           106,584
Tax sheltered units held--82 Series...........            --             --              --           60,354                --
Individually purchased units held--82
  Series......................................            --             --              --              456                --
Tax sheltered accumulation unit value--88
  Series......................................   $     40.14     $    18.86      $    26.32      $     37.22       $     31.95
Individually purchased accumulation unit
  value--88 Series............................         40.14          18.86           26.32            37.22             31.95
Tax sheltered accumulation unit value--82
  Series......................................            --             --              --            72.29                --
Individually purchased accumulation unit
  value--82 Series............................            --             --              --            78.66                --
Cost of investments...........................   $58,054,411     $2,615,099      $4,342,312      $17,609,574       $21,222,943
                                                 ===========     ==========      ==========      ===========       ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                              EQUITY-INCOME      GROWTH         OVERSEAS
                                                              FUND DIVISION   FUND DIVISION   FUND DIVISION
                                                              -------------   -------------   -------------
ASSETS:
  Investments in Fidelity Variable Insurance Products Fund,
     at market value (see Schedule of Investments)..........   $12,787,045     $19,261,932     $3,681,962
  Receivable from General American Life Insurance Company...            --              63             --
                                                               -----------     -----------     ----------
          Total assets......................................    12,787,045      19,261,995      3,681,962
                                                               -----------     -----------     ----------
LIABILITIES:
  Payable to General American Life Insurance Company........           225              --             58
                                                               -----------     -----------     ----------
          Total net assets..................................   $12,786,820     $19,261,995     $3,681,904
                                                               ===========     ===========     ==========
Net assets represented by:
  Tax sheltered annuities in accumulation period............   $ 9,056,991     $14,837,045     $2,905,220
  Individually purchased annuities in accumulation period...     3,729,829       4,424,950        776,684
  Variable annuities in payment period......................            --              --             --
                                                               -----------     -----------     ----------
          Total net assets..................................   $12,786,820     $19,261,995     $3,681,904
                                                               ===========     ===========     ==========
Tax sheltered units held--88 Series.........................       462,295         861,608        279,333
Individually purchased units held--88 Series................       190,381         256,963         74,677
Tax sheltered accumulation unit value--88 Series............   $     19.59     $     17.22     $    10.40
Individually purchased accumulation unit value--88 Series...         19.59           17.22          10.40
Cost of investments.........................................   $15,696,566     $31,700,122     $6,457,382
                                                               ===========     ===========     ==========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      S & P 500         MONEY                          MANAGED          ASSET
                                                     INDEX FUND      MARKET FUND     BOND INDEX      EQUITY FUND     ALLOCATION
                                                      DIVISION        DIVISION      FUND DIVISION     DIVISION      FUND DIVISION
                                                    -------------   -------------   -------------   -------------   -------------
Investment income:
  Dividend income (Note 2C).......................  $    688,210      $ 76,633        $236,007       $   298,629     $   653,312
Expenses:
  Mortality and expense charge....................      (434,981)      (26,736)        (45,781)         (136,416)       (172,666)
                                                    ------------      --------        --------       -----------     -----------
     Net investment income (expense)..............       253,229        49,897         190,226           162,213         480,646
                                                    ------------      --------        --------       -----------     -----------
Net realized gain (loss) on investments:
  Realized gain from distributions................     5,427,917            --              --           666,457              --
  Realized gain (loss) on sales...................    (4,450,353)       31,438         106,917        (1,070,742)     (1,542,847)
                                                    ------------      --------        --------       -----------     -----------
     Net realized gain (loss) on investments......       977,564        31,438         106,917          (404,285)     (1,542,847)
                                                    ------------      --------        --------       -----------     -----------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments, beginning
     of year......................................    (9,860,570)       53,386         258,267        (2,552,697)     (4,288,750)
  Unrealized gain (loss) on investments, end of
     year.........................................   (22,734,954)      (11,194)        379,380        (6,243,358)     (6,168,863)
                                                    ------------      --------        --------       -----------     -----------
     Net unrealized gain (loss) on investments....   (12,874,384)      (64,580)        121,113        (3,690,661)     (1,880,113)
                                                    ------------      --------        --------       -----------     -----------
     Net gain (loss) on investments...............   (11,896,820)      (33,142)        228,030        (4,094,946)     (3,422,960)
                                                    ------------      --------        --------       -----------     -----------
Net increase (decrease) in net assets resulting
  from operations.................................  $(11,643,591)     $ 16,755        $418,256       $(3,932,733)    $(2,942,314)
                                                    ============      ========        ========       ===========     ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                              EQUITY-INCOME    GROWTH FUND    OVERSEAS FUND
                                                              FUND DIVISION     DIVISION        DIVISION
                                                              -------------   -------------   -------------
Investment income:
  Dividend income (Note 2C).................................   $   282,670    $     65,491     $    37,800
Expenses:
  Mortality and expense charge..............................      (154,523)       (248,184)        (45,584)
                                                               -----------    ------------     -----------
     Net investment income (expense)........................       128,147        (182,693)         (7,784)
                                                               -----------    ------------     -----------
Net realized gain (loss) on investments:
  Realized gain from distributions..........................       384,746              --              --
  Realized gain (loss) on sales.............................      (454,348)     (2,590,272)       (830,914)
                                                               -----------    ------------     -----------
     Net realized gain (loss) on investments................       (69,602)     (2,590,272)       (830,914)
                                                               -----------    ------------     -----------
Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments, beginning of
     year...................................................       177,292      (5,846,675)     (2,574,419)
  Unrealized gain (loss) on investments, end of year........    (2,909,521)    (12,438,190)     (2,775,420)
                                                               -----------    ------------     -----------
     Net unrealized gain (loss) on investments..............    (3,086,813)     (6,591,515)       (201,001)
                                                               -----------    ------------     -----------
     Net gain (loss) on investments.........................    (3,156,415)     (9,181,787)     (1,031,915)
                                                               -----------    ------------     -----------
Net increase (decrease) in net assets resulting from
  operations................................................   $(3,028,268)   $ (9,364,480)    $(1,039,699)
                                                               ===========    ============     ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                S & P 500 INDEX FUND DIVISION   MONEY MARKET FUND DIVISION   BOND INDEX FUND DIVISION
                                -----------------------------   --------------------------   -------------------------
                                    2002            2001            2002          2001          2002          2001
                                -------------   -------------   ------------   -----------   -----------   -----------
Operations:
  Net investment income
     (expense)................  $    253,229    $   (593,201)   $    49,897    $  (33,615)   $  190,226    $  (43,516)
  Net realized gain (loss) on
     investments..............       977,564         156,935         31,438        10,251       106,917        30,884
  Net unrealized gain (loss)
     on investments...........   (12,874,384)     (8,390,841)       (64,580)      117,531       121,113       304,394
                                ------------    ------------    -----------    ----------    ----------    ----------
     Net increase (decrease)
       in net assets resulting
       from operations........   (11,643,591)     (8,827,107)        16,755        94,167       418,256       291,762
Net deposits into separate
  account.....................       778,366       1,235,236         61,951       104,411       116,606       154,249
Net transfers to (from)
  separate account............    (1,918,514)     (2,997,125)      (189,772)    1,591,562      (168,784)      760,939
Net withdrawals from separate
  account.....................    (5,379,262)     (6,450,367)    (1,409,737)     (666,029)     (413,703)     (492,289)
                                ------------    ------------    -----------    ----------    ----------    ----------
                                  (6,519,410)     (8,212,256)    (1,537,558)    1,029,944      (465,881)      422,899
                                ------------    ------------    -----------    ----------    ----------    ----------
     Increase (decrease) in
       net assets.............   (18,163,001)    (17,039,363)    (1,520,803)    1,124,111       (47,625)      714,661
Net assets, beginning of
  year........................    53,483,493      70,522,856      4,124,709     3,000,598     4,769,232     4,054,571
                                ------------    ------------    -----------    ----------    ----------    ----------
Net assets, end of year.......  $ 35,320,492    $ 53,483,493    $ 2,603,906    $4,124,709    $4,721,607    $4,769,232
                                ============    ============    ===========    ==========    ==========    ==========

                                MANAGED EQUITY FUND DIVISION
                                -----------------------------
                                    2002            2001
                                -------------   -------------
Operations:
  Net investment income
     (expense)................   $   162,213     $  (173,304)
  Net realized gain (loss) on
     investments..............      (404,285)       (476,929)
  Net unrealized gain (loss)
     on investments...........    (3,690,661)        746,731
                                 -----------     -----------
     Net increase (decrease)
       in net assets resulting
       from operations........    (3,932,733)         96,498
Net deposits into separate
  account.....................       154,851         499,424
Net transfers to (from)
  separate account............      (332,691)        352,086
Net withdrawals from separate
  account.....................    (1,697,570)     (2,750,798)
                                 -----------     -----------
                                  (1,875,410)     (1,899,288)
                                 -----------     -----------
     Increase (decrease) in
       net assets.............    (5,808,143)     (1,802,790)
Net assets, beginning of
  year........................    17,174,082      18,976,872
                                 -----------     -----------
Net assets, end of year.......   $11,365,939     $17,174,082
                                 ===========     ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                            ASSET ALLOCATION FUND DIVISION    EQUITY-INCOME FUND DIVISION      GROWTH FUND DIVISION
                            -------------------------------   ---------------------------   ---------------------------
                                 2002             2001            2002           2001           2002           2001
                            --------------   --------------   ------------   ------------   ------------   ------------
Operations:
  Net investment income
     (expense)............   $   480,646      $  (218,078)    $   128,147    $ 1,107,371    $   (182,693)  $  2,551,570
  Net realized gain (loss)
     on investments.......    (1,542,847)        (368,587)        (69,602)       153,458      (2,590,272)      (224,600)
  Net unrealized gain
     (loss) on
     investments..........    (1,880,113)      (1,208,090)     (3,086,813)    (2,464,282)     (6,591,515)   (10,495,110)
                             -----------      -----------     -----------    -----------    ------------   ------------
     Increase (decrease)
       in net assets
       resulting from
       operations.........    (2,942,314)      (1,794,755)     (3,028,268)    (1,203,453)     (9,364,480)    (8,168,140)
Net deposits into separate
  account.................       185,928          508,383         365,407        473,926         654,783        991,671
Net transfers to (from)
  separate account........      (922,965)        (473,791)       (514,563)        (2,674)     (1,043,911)    (1,752,579)
Net withdrawals from
  separate account........    (1,520,132)      (2,738,746)     (2,161,064)    (1,967,355)     (2,622,552)    (4,409,543)
                             -----------      -----------     -----------    -----------    ------------   ------------
                              (2,257,169)      (2,704,154)     (2,310,220)    (1,496,103)     (3,011,680)    (5,170,451)
                             -----------      -----------     -----------    -----------    ------------   ------------
     Increase (decrease)
       in net assets......    (5,199,483)      (4,498,909)     (5,338,488)    (2,699,556)    (12,376,160)   (13,338,591)
Net assets, beginning of
  year....................    20,254,176       24,753,085      18,125,308     20,824,864      31,638,155     44,976,746
                             -----------      -----------     -----------    -----------    ------------   ------------
Net assets, end of year...   $15,054,693      $20,254,176     $12,786,820    $18,125,308    $ 19,261,995   $ 31,638,155
                             ===========      ===========     ===========    ===========    ============   ============

                             OVERSEAS FUND DIVISION
                            -------------------------
                               2002          2001
                            -----------   -----------
Operations:
  Net investment income
     (expense)............  $    (7,784)  $   889,698
  Net realized gain (loss)
     on investments.......     (830,914)     (265,095)
  Net unrealized gain
     (loss) on
     investments..........     (201,001)   (2,273,844)
                            -----------   -----------
     Increase (decrease)
       in net assets
       resulting from
       operations.........   (1,039,699)   (1,649,241)
Net deposits into separate
  account.................      124,613       215,736
Net transfers to (from)
  separate account........     (269,968)     (374,028)
Net withdrawals from
  separate account........     (480,937)     (998,422)
                            -----------   -----------
                               (626,292)   (1,156,714)
                            -----------   -----------
     Increase (decrease)
       in net assets......   (1,665,991)   (2,805,955)
Net assets, beginning of
  year....................    5,347,895     8,153,850
                            -----------   -----------
Net assets, end of year...  $ 3,681,904   $ 5,347,895
                            ===========   ===========

                See accompanying notes to financial statements.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

NOTE 1--ORGANIZATION

     General American Life Insurance Company (General American) markets life insurance and health and pension arrangements to the public. General American Separate Account Two (the Separate Account) is a part of General American and is available to tax qualified and non-tax qualified retirement plans for investment purposes in variable annuity contracts. The Separate Account was reorganized as a unit investment trust, registered under the Investment Company Act of 1940, pursuant to a plan of reorganization approved by its contractholders on February 23, 1988. To provide Separate Account contractholders the opportunity to invest in a more diversified mutual fund portfolio, four additional fund divisions were also established on this date. Existing contractholders' units in the Separate Account remained unchanged after the reorganization.

     Each Fund Division invests exclusively in shares of a single fund of either General American Capital Company (the Capital Company) or Variable Insurance Products Fund, which are open-end diversified management investment companies. The funds of the Capital Company, sponsored by General American, are the S & P 500 Index, Money Market, Bond Index, Managed Equity, and Asset Allocation Fund Divisions. The funds of the Variable Insurance Products Fund, sponsored by Fidelity Investments, are the Equity-Income, Growth, and the Overseas Fund Divisions. Contract holders have the option of directing their deposits into one or more of these Fund Divisions as well as into the general account of General American. The unit values for the Separate Account 88 Series for the above Fund Divisions began at $10.00 on May 16, 1988 (date of first deposits into these fund divisions), except for the Managed Equity Fund Division, which began at $10.00 on February 23, 1988; the Equity-Income and Growth Fund Divisions which began at $10.00 on January 6, 1994; and the Overseas Fund Division which began at $10.00 on January 11, 1994.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A.  INVESTMENTS

     The Separate Account's investments in the eight Fund Divisions are valued daily based on the net asset values of the respective Fund shares held as reported to General American by General American Capital Company and Variable Insurance Products. For the period May 12, 2001 through December 31, 2002, the average cost method was used in determining the cost of shares sold on withdrawals by the Fund Divisions of the Separate Account. For the period January 1, 2001 through May 11, 2001 the first-in, first-out method was used in determining the cost of shares sold on withdrawals by the Fund Divisions of the Separate Account. Share transactions are recorded on the trade date, which is the same as the settlement date.

  B.  FEDERAL INCOME TAXES

     General American is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the Code). Since the Separate Account is not a separate entity from General American, and its operations form a part of General American, it will not be taxed separately as a regulated investment company under sub-chapter M of the Code. Under existing federal income tax law, investment income of the Separate Account, to the extent it is applied to increase reserves under a contract, is not taxed and may be compounded for reinvestment without additional tax to General American.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

  C.  DISTRIBUTION OF INCOME AND REALIZED CAPITAL GAINS

     For the years ended December 31, 2002 and December 31, 2001, the funds of the Capital Company and the funds for the Variable Insurance Product Funds intend to pay out all of their net investment income and net realized capital gains for each year. Dividends from the funds are distributed at least annually on a per share basis and are recorded on the ex dividend date. Normally, net realized capital gains, if any, are distributed each year for each fund. Such income and capital gain distributions are automatically reinvested in additional shares of the funds.

  D.  USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--CONTRACT CHARGES

     General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Account, for which the Separate Account is charged a daily rate of .002740% of net assets of each Fund Division of the Separate Account, which equals an annual rate of 1% for those net assets. For contracts issued prior to the date of reorganization and invested in the Managed Equity Fund Division, daily adjustments to values in the Separate Account are made to fully offset the effect of a .10% administrative fee charged to the Managed Equity Fund Division by General American.

     Under Separate Account contractual arrangements, General American is entitled to collect payment for sale charges and annuity taxes. Variable annuity contracts written prior to May 1, 1982 have a front-end sales charge of 4.75% applied to each contribution. Contracts written after April 30, 1982 are subject to a contingent deferred sales charge upon surrender of the contract or partial withdrawal of funds on deposit. The sales charge is 9% during the first contract year, decreasing by 1% per year thereafter; the contingent deferred sales charge is waived in the event of death, disability or annuitization after the fifth contract year.

NOTE 4--PURCHASES AND SALES OF SHARES

     During the year ended December 31, 2002, purchases (including dividend reinvestment) and proceeds from sales of the Capital Company shares were as follows:

                             S & P 500         MONEY                          MANAGED          ASSET
                            INDEX FUND      MARKET FUND     BOND INDEX      EQUITY FUND     ALLOCATION
                             DIVISION        DIVISION      FUND DIVISION     DIVISION      FUND DIVISION
                           -------------   -------------   -------------   -------------   -------------
Purchases................   $7,180,341      $2,205,281      $  862,227      $1,452,530      $1,206,290
                            ==========      ==========      ==========      ==========      ==========
Sales....................   $8,018,893      $3,693,067      $1,137,815      $2,499,802      $2,983,468
                            ==========      ==========      ==========      ==========      ==========

     During the year ended December 31, 2002, purchases (including dividend reinvestment) and proceeds from sales of Variable Insurance Products Fund shares were as follows:

                                                   EQUITY-INCOME    GROWTH FUND      OVERSEAS
                                                   FUND DIVISION     DIVISION      FUND DIVISION
                                                   -------------   -------------   -------------
Purchases........................................   $1,065,909      $  779,671       $265,541
                                                    ==========      ==========       ========
Sales............................................   $2,863,126      $3,973,824       $899,559
                                                    ==========      ==========       ========

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

NOTE 5 -- ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity for the years ended December 31, 2002 and 2001 (in thousands):

                                                                                                          MANAGED EQUITY
                                           S & P 500 INDEX      MONEY MARKET       BOND INDEX             FUND DIVISION
                                            FUND DIVISION      FUND DIVISION     FUND DIVISION     ----------------------------
                                           ----------------    --------------    --------------     88 SERIES         OTHER
                                            2002      2001     2002     2001     2002     2001     2002    2001    2002    2001
                                           ------    ------    -----    -----    -----    -----    ----    ----    ----    ----
TAX SHELTERED ANNUITIES:
Net deposits.............................      3        28       25       97        9       19       3      13       0       2
Net withdrawals..........................   (110)     (150)    (112)     (44)     (22)     (11)    (25)    (29)     (9)    (13)
Outstanding units, beginning of year.....    738       860      192      139      137      129     174     190      69      80
                                            ----      ----     ----      ---      ---      ---     ---     ---     ---     ---
Outstanding units, end of year...........    631       738      105      192      124      137     152     174      60      69
                                            ====      ====     ====      ===      ===      ===     ===     ===     ===     ===
INDIVIDUALLY PURCHASED ANNUITIES:
Net deposits.............................     92        12      106       42       19       30       9      18       1      --
Net withdrawals..........................   (133)      (43)    (101)     (40)     (26)     (20)    (16)    (20)     (1)     --
Outstanding units, beginning of year.....    290       321       28       26       62       52      42      44       1       1
                                            ----      ----     ----      ---      ---      ---     ---     ---     ---     ---
Outstanding units, end of year...........    249       290       33       28       55       62      35      42       1       1
                                            ====      ====     ====      ===      ===      ===     ===     ===     ===     ===

                                               ASSET
                                             ALLOCATION
                                           FUND DIVISION
                                           --------------
                                           2002     2001
                                           -----    -----
TAX SHELTERED ANNUITIES:
Net deposits.............................     4       15
Net withdrawals..........................   (55)     (69)
Outstanding units, beginning of year.....   416      470
                                            ---      ---
Outstanding units, end of year...........   365      416
                                            ===      ===
INDIVIDUALLY PURCHASED ANNUITIES:
Net deposits.............................    28       13
Net withdrawals..........................   (45)     (28)
Outstanding units, beginning of year.....   124      139
                                            ---      ---
Outstanding units, end of year...........   107      124
                                            ===      ===

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

NOTE 5 -- ACCUMULATION UNIT ACTIVITY

     The following is a summary of the accumulation unit activity for the years ended December 31, 2002 and 2001 (in thousands):

                                                              EQUITY-INCOME       GROWTH         OVERSEAS
                                                              FUND DIVISION   FUND DIVISION    FUND DIVISION
                                                              -------------   --------------   -------------
                                                              2002    2001    2002     2001    2002    2001
                                                              -----   -----   -----   ------   -----   -----
TAX SHELTERED ANNUITIES:
Net deposits................................................     4      22      12       27      47      15
Net withdrawals.............................................   (77)    (57)   (121)    (187)    (84)    (72)
Outstanding units, beginning of year........................   535     570     971    1,131     316     373
                                                               ---     ---    ----    -----     ---     ---
Outstanding units, end of year..............................   462     535     862      971     279     316
                                                               ===     ===    ====    =====     ===     ===
INDIVIDUALLY PURCHASED ANNUITIES:
Net deposits................................................    29      19     111       24       4       2
Net withdrawals.............................................   (65)    (45)   (154)     (66)    (19)    (21)
Outstanding units, beginning of year........................   226     252     300      342      90     109
                                                               ---     ---    ----    -----     ---     ---
Outstanding units, end of year..............................   190     226     257      300      75      90
                                                               ===     ===    ====    =====     ===     ===

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                              FINANCIAL HIGHLIGHTS

     The Company sells a number of variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     For all subaccounts except the Managed Equity Fund Division, the following table shows each product available to contract owners. For the Managed Equity Fund Division, the following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 3.

                                       AS OF DECEMBER 31, 2002                  FOR THE YEAR ENDED DECEMBER 31, 2002
                              -----------------------------------------   ------------------------------------------------
                              UNITS      UNIT FAIR VALUE     NET ASSETS    INVESTMENT     EXPENSE        TOTAL RETURN
                              (000S)   (LOWEST TO HIGHEST)     (000S)     INCOME RATIO*   RATIO**   (LOWEST TO HIGHEST)***
                              ------   -------------------   ----------   -------------   -------   ----------------------
S & P 500 INDEX FUND
  DIVISION
Tax sheltered annuities.....   631      $    40.14            $25,337         1.58%       1.00%           (22.88)%
Individually purchased
  annuities.................   249           40.14              9,983         1.58%       1.00%           (22.88)%
MONEY MARKET FUND DIVISION
Tax sheltered annuities.....   105           18.86              1,989         2.80%       1.00%             0.64%
Individually purchased
  annuities.................    33           18.86                615         2.80%       1.00%             0.64%
BOND INDEX FUND DIVISION
Tax sheltered annuities.....   124           26.32              3,274         5.15%       1.00%             9.62%
Individually purchased
  annuities.................    55           26.32              1,448         5.15%       1.00%             9.62%
MANAGED EQUITY FUND
  DIVISION..................   248       37.22 to 78.66        11,366         2.09%       1.00%     (23.98)% to (23.90)%
ASSET ALLOCATION FUND
  DIVISION
Tax sheltered annuities.....   365           31.95             11,649         3.77%       1.00%           (14.94)%
Individually purchased
  annuities.................   107           31.95              3,406         3.77%       1.00%           (14.94)%
EQUITY-INCOME FUND DIVISION
Tax sheltered annuities.....   462           19.59              9,057         1.82%       1.00%           (17.79)%
Individually purchased
  annuities.................   190           19.59              3,730         1.82%       1.00%           (17.79)%
GROWTH FUND DIVISION
Tax sheltered annuities.....   862           17.22             14,837         0.26%       1.00%           (30.82)%
Individually purchased
  annuities.................   257           17.22              4,425         0.26%       1.00%           (30.82)%
OVERSEAS FUND DIVISION
Tax sheltered annuities.....   279           10.40              2,905         0.83%       1.00%           (21.09)%
Individually purchased
  annuities.................    75           10.40                777         0.83%       1.00%           (21.09)%

---------------

  * These amounts represent the dividends, excluding distributions of capital gains, received by the Fund Divisions from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Fund Division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

 ** These ratios represent the annualized contract expenses of each of the Fund
    Divisions of the separate account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                              FINANCIAL HIGHLIGHTS

     The Company sells a number of variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     For all subaccounts except the Managed Equity Fund Division, the following table shows each product available to contract owners. For the Managed Equity Fund Division, the following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in Note 3.

                                       AS OF DECEMBER 31, 2001                  FOR THE YEAR ENDED DECEMBER 31, 2001
                              -----------------------------------------   ------------------------------------------------
                              UNITS      UNIT FAIR VALUE     NET ASSETS    INVESTMENT     EXPENSE        TOTAL RETURN
                              (000S)   (LOWEST TO HIGHEST)     (000S)     INCOME RATIO*   RATIO**   (LOWEST TO HIGHEST)***
                              ------   -------------------   ----------   -------------   -------   ----------------------
S & P 500 INDEX FUND
  DIVISION
Tax sheltered annuities.....   738      $    52.05            $38,408         0.00%       1.00%           (12.87)%
Individually purchased
  annuities.................   290           52.05             15,076         0.00%       1.00%           (12.87)%
MONEY MARKET FUND DIVISION
Tax sheltered annuities.....   192           18.74              3,592         0.00%       1.00%             3.02%
Individually purchased
  annuities.................    28           18.74                533         0.00%       1.00%             3.02%
BOND INDEX FUND DIVISION
Tax sheltered annuities.....   137           24.01              3,288         0.00%       1.00%             7.33%
Individually purchased
  annuities.................    62           24.01              1,481         0.00%       1.00%             7.33%
MANAGED EQUITY FUND
  DIVISION..................   286      48.96 to 103.37        17,174         0.00%       1.00%        0.80% to 0.90%
ASSET ALLOCATION FUND
  DIVISION
Tax sheltered annuities.....   416           37.56             15,606         0.00%       1.00%            (7.49)%
Individually purchased
  annuities.................   124           37.56              4,648         0.00%       1.00%            (7.49)%
EQUITY-INCOME FUND DIVISION
Tax sheltered annuities.....   535           23.83             12,737         1.93%       1.00%            (5.88)%
Individually purchased
  annuities.................   226           23.83              5,388         1.93%       1.00%            (5.88)%
GROWTH FUND DIVISION
Tax sheltered annuities.....   971           24.89             24,172         0.09%       1.00%           (18.47)%
Individually purchased
  annuities.................   300           24.89              7,466         0.09%       1.00%           (18.47)%
OVERSEAS FUND DIVISION
Tax sheltered annuities.....   316           13.18              4,163         6.41%       1.00%           (21.92)%
Individually purchased
  annuities.................    90           13.18              1,185         6.41%       1.00%           (21.92)%

---------------

  * These amounts represent the dividends, excluding distributions of capital gains, received by the Fund Divisions from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Fund Division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

 ** These ratios represent the annualized contract expenses of each of the Fund
    Divisions of the separate account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                     GENERAL AMERICAN SEPARATE ACCOUNT TWO

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

                                                              NO. OF SHARES    MARKET VALUE
                                                              -------------    ------------
S&P 500 Index Fund Division
  General American Capital Company..........................    1,105,239      $35,319,457
Money Market Fund Division
  General American Capital Company..........................      117,577        2,603,905
Bond Index Fund Division
  General American Capital Company..........................      151,185        4,721,692
Managed Equity Fund Division
  General American Capital Company..........................      381,188       11,366,216
Asset Allocation Fund Division
  General American Capital Company..........................      416,620       15,054,080
Equity-Income Fund Division
  Variable Insurance Products Fund..........................      704,132       12,787,045
Growth Fund Division
  Variable Insurance Products Fund..........................      821,755       19,261,932
Overseas Fund Division
  Variable Insurance Products Fund..........................      335,333        3,681,962

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2002, 2001 AND 2000
                                      AND
                          INDEPENDENT AUDITORS' REPORT

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder of
General American Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and Subsidiaries ("General American" or the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of General American as of December 31, 2002 and 2001, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1 to the consolidated financial statements, as of January 1, 2002, the Company changed its method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142.

DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, Florida
March 13, 2003

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                2002        2001
                                                              ---------   ---------
                                                              (DOLLARS IN MILLIONS,
                                                              EXCEPT SHARE AND PER
                                                                   SHARE DATA)
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $8,968 and $9,140, respectively)......   $ 9,440     $ 9,299
  Equity securities, at fair value (cost: $121 and $101,
     respectively)..........................................       121         110
  Mortgage loans on real estate.............................       852       1,334
  Policy loans..............................................     2,488       2,452
  Real estate and real estate joint ventures
     held-for-investment....................................        66          78
  Real estate held-for-sale.................................        25          37
  Other limited partnership interests.......................        53          50
  Short-term investments....................................       108         164
  Other invested assets.....................................     2,090       1,202
                                                               -------     -------
          Total investments.................................    15,243      14,726
Cash and cash equivalents...................................       398         535
Accrued investment income...................................       140         172
Premiums and other receivables..............................     1,830       1,691
Deferred policy acquisition costs and value of business
  acquired..................................................     1,775       1,864
Other assets................................................       442         490
Separate account assets.....................................     3,090       6,716
                                                               -------     -------
          Total assets......................................   $22,918     $26,194
                                                               =======     =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................   $ 6,937     $ 6,380
  Policyholder account balances.............................     6,889       7,972
  Other policyholder funds..................................     1,185         984
  Policyholder dividends payable............................       125         123
  Short-term debt...........................................        19           9
  Long-term debt............................................       431         425
  Current income taxes payable..............................        77          57
  Deferred income taxes payable.............................       289         103
  Payables under securities loaned transactions.............       679          --
  Other liabilities.........................................     1,059       1,343
  Separate account liabilities..............................     3,090       6,716
                                                               -------     -------
          Total liabilities.................................    20,780      24,112
                                                               -------     -------
Commitments and Contingencies (Note 9)
Company-obligated mandatorily redeemable securities of
  subsidiary trusts.........................................       158         158
                                                               -------     -------
Stockholder's Equity:
  Common stock, par value $1.00 per share; 5,000,000 shares
     authorized; 3,000,000 shares issued and outstanding at
     December 31, 2002 and 2001.............................         3           3
  Additional paid-in capital................................     1,594       1,707
  Retained earnings.........................................       207         140
  Accumulated other comprehensive income....................       176          74
                                                               -------     -------
          Total stockholder's equity........................     1,980       1,924
                                                               -------     -------
          Total liabilities and stockholder's equity........   $22,918     $26,194
                                                               =======     =======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                               2002     2001     2000
                                                              ------   ------   ------
                                                               (DOLLARS IN MILLIONS)
REVENUES
Premiums....................................................  $2,417   $2,090   $1,950
Universal life and investment-type product policy fees......     298      261      270
Net investment income.......................................   1,075    1,111    1,110
Other revenues..............................................     116      112      215
Net investment gains (net of amounts allocable to other
  accounts of $19, $(15) and $28, respectively..............      17       12       50
                                                              ------   ------   ------
          Total revenues....................................   3,923    3,586    3,595
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   2,063    1,914    1,739
Interest credited to policyholder account balances..........     471      422      393
Policyholder dividends......................................     209      195      209
Other expenses (excludes amounts directly related to net
  investment gains of $19, $(15) and $28, respectively).....     950      958    1,081
                                                              ------   ------   ------
          Total expenses....................................   3,693    3,489    3,422
                                                              ------   ------   ------
Income from continuing operations before provision for
  income taxes..............................................     230       97      173
Provision for income taxes..................................      75       60       61
                                                              ------   ------   ------
Income from continuing operations...........................     155       37      112
Loss from discontinued operations, net of income taxes......      (5)      --       --
                                                              ------   ------   ------
Net income..................................................  $  150   $   37   $  112
                                                              ======   ======   ======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                                      ACCUMULATED OTHER
                                                                                     COMPREHENSIVE INCOME
                                                                                   ------------------------
                                                                                      NET         FOREIGN
                                                           ADDITIONAL              UNREALIZED    CURRENCY
                                                  COMMON    PAID-IN     RETAINED   INVESTMENT   TRANSLATION
                                                  STOCK     CAPITAL     EARNINGS     GAINS      ADJUSTMENT    TOTAL
                                                  ------   ----------   --------   ----------   -----------   ------
                                                                        (DOLLARS IN MILLIONS)
Balance at January 1, 2000......................    $3       $1,332       $ --        $ --         $ --       $1,335
Capital contribution from parent................                342                                              342
Dividends on common stock.......................                            (1)                                   (1)
Comprehensive income:
  Net income....................................                           112                                   112
  Other comprehensive income:
    Unrealized investment income, net of related
      offsets, reclassification adjustments and
      income taxes..............................                                        29                        29
    Foreign currency translation adjustments....                                                    (10)         (10)
                                                                                                              ------
    Other comprehensive income..................                                                                  19
                                                                                                              ------
  Comprehensive income..........................                                                                 131
                                                    --       ------       ----        ----         ----       ------
Balance at December 31, 2000....................     3        1,674        111          29          (10)       1,807
  Dividends on common stock.....................                            (8)                                   (8)
  Parents share of subsidiary's capital stock
    transactions................................                 33                                               33
Comprehensive income:
  Net income....................................                            37                                    37
  Other comprehensive income:
    Unrealized investment income, net of related
      offsets, reclassification adjustments and
      income taxes..............................                                        53                        53
    Foreign currency translation adjustments....                                                      2            2
                                                                                                              ------
    Other comprehensive income..................                                                                  55
                                                                                                              ------
  Comprehensive income..........................                                                                  92
                                                    --       ------       ----        ----         ----       ------
Balance at December 31, 2001....................     3        1,707        140          82           (8)       1,924
  Capital contributions.........................                  1                                                1
  Sale of subsidiaries..........................               (114)                                            (114)
  Dividends on common stock.....................                           (83)                                  (83)
Comprehensive income:
  Net income....................................                           150                                   150
  Other comprehensive income:
    Unrealized investment income, net of related
      offsets, reclassification adjustments and
      income taxes..............................                                        95                        95
    Foreign currency translation adjustments....                                                      7            7
                                                                                                              ------
    Other comprehensive income..................                                                                 102
                                                                                                              ------
  Comprehensive income..........................                                                                 252
                                                    --       ------       ----        ----         ----       ------
Balance at December 31, 2002....................    $3       $1,594       $207        $177         $ (1)      $1,980
                                                    ==       ======       ====        ====         ====       ======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                               2002      2001      2000
                                                              -------   -------   -------
                                                                 (DOLLARS IN MILLIONS)
Cash flows from operating activities
Net income..................................................  $   150   $    37   $   112
  Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Depreciation and amortization expenses.................       10        30        32
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (76)      (65)     (111)
     (Gains) losses from sales of investments and
       businesses, net......................................      (34)        3       (79)
     Interest credited to other policyholder account
       balances.............................................      471       422       393
     Universal life and investment-type product policy
       fees.................................................     (298)     (261)     (270)
     Change in premiums and other receivables...............     (792)     (317)      109
     Change in deferred policy acquisition costs and value
       of business acquired, net............................     (497)     (283)      (35)
     Change in insurance related liabilities................      856       285        53
     Change in income taxes payable.........................      148        35       169
     Change in other liabilities............................     (393)      (13)      138
     Other, net.............................................       66        54       (71)
                                                              -------   -------   -------
Net cash (used in) provided by operating activities.........     (389)      (73)      440
                                                              -------   -------   -------
Cash flows from investing activities
  Sales, maturities and repayments of:
     Fixed maturities.......................................    5,347     2,340     1,985
     Equity securities......................................      107        44        --
     Mortgage loans on real estate..........................      303       241       237
     Real estate and real estate joint ventures.............       30         8        36
     Other limited partnership interests....................       --         6        11
  Purchases of:
     Fixed maturities.......................................   (6,966)   (2,888)   (3,723)
     Equity securities......................................      (56)      (93)      (21)
     Mortgage loans on real estate..........................      (93)      (93)     (163)
     Real estate and real estate joint ventures.............       (4)      (13)      (12)
     Other limited partnership interests....................      (16)       --        --
  Net change in short-term investments......................      (75)     (108)      213
  Net change in policy loans................................      (70)      (84)     (124)
  Proceeds from sales of business...........................      176        68        94
  Net change in payable under securities loaned.............      679        --        --
  Other, net................................................     (858)     (155)     (132)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(1,496)  $  (727)  $(1,599)
                                                              -------   -------   -------

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                               2002      2001      2000
                                                              -------   -------   -------
                                                                 (DOLLARS IN MILLIONS)
Cash flows from financing activities
  Policyholder account balances:
     Deposits...............................................  $ 3,001   $ 1,528   $ 2,216
     Withdrawals............................................   (1,187)   (1,109)   (1,773)
  Short-term debt, net......................................       10         9        --
  Long-term debt issued.....................................        6       126        94
  Net proceeds from issuance of company-obligated
     mandatorily redeemable securities......................       --       191        --
  Dividends paid............................................      (83)       (8)       (1)
  Capital contribution from parent..........................        1        --       342
                                                              -------   -------   -------
Net cash provided by financing activities...................    1,748       737       878
                                                              -------   -------   -------
Change in cash and cash equivalents.........................     (137)      (63)     (281)
Cash and cash equivalents, beginning of period..............      535       598       879
                                                              -------   -------   -------
Cash and cash equivalents, end of period....................  $   398   $   535   $   598
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
Cash paid (refunded) during the period for:
  Interest..................................................  $    78   $    58   $    20
                                                              =======   =======   =======
  Income taxes..............................................  $   (30)  $    38   $   (68)
                                                              =======   =======   =======
  Contribution of an affiliate to a subsidiary..............  $    --   $    --   $    27
                                                              =======   =======   =======
Non-cash transactions during the year:
  Business dispositions--assets.............................  $ 6,863   $    --   $ 1,184
                                                              =======   =======   =======
  Business dispositions--liabilities........................  $ 6,572   $    --   $ 1,014
                                                              =======   =======   =======
  Real estate acquired in satisfaction of debt..............  $    13   $    --   $    32
                                                              =======   =======   =======

          See accompanying Notes to Consolidated Financial Statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

     General American Life Insurance Company and Subsidiaries ("General American" or the "Company"), is a wholly owned subsidiary of GenAmerica Financial Corporation ("GenAmerica").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company and its subsidiaries are licensed to conduct business in all fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, and Africa.

     Security Equity Life Insurance Company, which was sold to Metropolitan Life Insurance Company ("Metropolitan Life") in 2002, and Cova Corporation, which was sold to MetLife, Incorporated ("MetLife") in 2002, are included in the accompanying Financial Statements until the date of sale. See Note 10.

ACQUISITION BY METROPOLITAN LIFE

     On January 6, 2000, Metropolitan Life headquartered in New York, purchased 100% of the GenAmerica Financial Corporation ("GenAmerica"), the Company's Parent, for $1.2 billion in cash. GenAmerica operates as a wholly owned stock subsidiary of Metropolitan Life. The $1.2 billion purchase price was paid to GenAmerica's parent company, General American Mutual Holding Company ("GAMHC") and deposited in an account for the benefit of the Company's policyholders. Ultimately, these funds, minus adjustments, will be distributed to participating General American policyholders with accumulated interest and GAMHC will be dissolved.

     The acquisition of GenAmerica by Metropolitan Life was accounted for under the purchase method of accounting. The purchase price was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. The Company allocated the purchase price to the net assets on January 1, 2000, as a convenience date. These allocations have been reflected in the January 1, 2000 balance in the Consolidated Balance Sheets and Statements of Stockholder's Equity. This purchase resulted in the creation of goodwill and intangible assets totaling $1,517 million.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The critical accounting policies, estimates and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

     The accompanying consolidated financial statements include the accounts of the Company, partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. The Company continues to consolidate the financial statements of Reinsurance Group of America, Incorporated ("RGA") even though its ownership percentage has declined to below 50% since the Company has retained control of RGA through a majority representation on RGA's Board of Directors during 2002, 2001 and 2000.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In October 2001, GenAmerica contributed the common stock in GenAmerica Management Corporation ("GAMCO"), which had a value of $37 million, to General American. The consolidated financial statements have been restated to reflect this transfer as if it took place January 1, 2000.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies and does not have a controlling interest. The Company uses the cost method for minor interest investments and when it has virtually no influence over the partnership's operating and financial policies.

     Minority interest related to consolidated entities included in other liabilities was $606 million and $504 million at December 31, 2002 and 2001, respectively.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

INVESTMENTS

     The Company's principal investments are in fixed maturities, mortgage loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the fixed maturities impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based upon valuation methodologies, securities the Company deems to be comparable and assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are included in net investment gains and losses and are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded asset.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Real estate held-for-sale is stated at the lower of depreciated cost or fair value. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies.

STRUCTURED INVESTMENT TRANSACTIONS AND VARIABLE INTEREST ENTITIES

     The Company participates in structured investment transactions, primarily structured notes. These transactions enhance the Company's total return of the investment portfolio principally by providing equity-based returns on debt securities through structured notes and similar type instruments.

     The Company purchases or receives beneficial interests in special purpose entities ("SPEs"), which generally acquire financial assets including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because unrelated third parties hold controlling interests through ownership of equity in the SPEs, representing at least three percent of the value of the total assets of the SPE throughout the life of the SPE, and such equity class has the substantive risks and rewards of the residual interest of the SPE. The beneficial interests in SPEs where the Company exercises significant influence over the operating and financial policies of the SPE are accounted for in accordance with the equity method of accounting. Impairments of these beneficial interests are included in investment gains and losses. The beneficial interests in SPEs where the Company does not exercise significant influence are accounted for based on the substance of the beneficial interest's rights and obligations. Beneficial interests are accounted for and are included in fixed maturities. These beneficial interests are generally structured notes, as defined by EITF Issue No. 96-12, Recognition of Interest Income and Balance Sheet Classification of Structured Notes, and their income is recognized using the retrospective interest method or the level yield method, as appropriate.

     Effective in 2003, Financial Accounting Standards Board ("FASB") Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of APB No. 51 ("FIN 46") will establish new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). Certain of the structured investment transactions

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES discussed above meet the definition of a VIE under FIN 46. In addition, certain investments in real estate joint ventures and other limited partnership interests also meet the VIE definition. The Company will be required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The Company is still in the process of evaluating its investments with regard to the implementation of FIN 46.

     The following table presents the total assets and the maximum exposure to loss relating to the VIEs that the Company believes it is reasonably possible it will need to consolidate or disclose information about in accordance with the provisions of FIN 46 at:

                                                                DECEMBER 31, 2002
                                                              ----------------------
                                                                          MAXIMUM
                                                               TOTAL    EXPOSURE TO
                                                              ASSETS        LOSS
                                                              -------   ------------
                                                              (DOLLARS IN MILLIONS)
Other structured investment transactions....................    $31         $ 1(1)
Real estate joint ventures..................................     18           1(2)
Other limited partnership interests.........................     20          12(2)
                                                                ---         ---
          Total.............................................    $69         $14
                                                                ===         ===

---------------

(1) The maximum exposure to loss is based on the carrying value of the beneficial interests.

(2) The maximum exposure to loss is based on the carrying value plus unfunded commitments reduced by amounts guaranteed by other partners.

DERIVATIVE INSTRUMENTS

     The Company enters into freestanding derivative transactions to manage the risk associated with variability in cash flows related to the Company's financial assets and liabilities or to changing fair values. The Company also purchases investment securities and issues certain insurance and reinsurance policies with embedded derivatives. The associated financial statement risk is the volatility in net income, which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges and (ii) ineffectiveness of designated hedges in an environment of changing interest rates or fair values. In addition, accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated market volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

     The Company uses derivative instruments to manage risk through one of four principal risk management strategies: (i) the hedging of liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities and (iv) firm commitments and forecasted transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its derivatives use plan that was approved by the Missouri Department of Insurance ("the Department"). The Company's derivative hedging strategy employs a variety of instruments, including interest rate swaps and options.

     On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify as a hedge, according to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the derivative is recorded at fair value and changes in its fair value are generally reported in net investment gains or losses.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised,
(iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, (v) a hedged firm commitment no longer meets the definition of a firm commitment, or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

CASH AND CASH EQUIVALENTS

     The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. The estimated life for company occupied real estate property is 40 years. Estimated lives range from five to ten years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $55 million and $78 million at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $7 million, $8 million and $13 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $26 million and $28 million at December 31, 2002 and 2001, respectively. Related amortization expense was $4 million, $6 million and $10 million for the years ended December 31, 2002, 2001 and 2000, respectively.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES its determination of the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

     Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

     Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2002 is as follows:

                                                        VALUE OF   DEFERRED POLICY
                                                        BUSINESS     ACQUISITION
                                                        ACQUIRED        COSTS        TOTAL
                                                        --------   ---------------   ------
                                                               (DOLLARS IN MILLIONS)
Balance at January 1..................................   $1,023        $  841        $1,864
Capitalizations.......................................       --           810           810
                                                         ------        ------        ------
          Total.......................................    1,023         1,651         2,674
Amortization allocated to:
  Net investment gains................................       16             3            19
  Unrealized investment gains (losses)................       95           (30)           65
  Other expenses......................................       78           269           347
                                                         ------        ------        ------
          Total amortization..........................      189           242           431
                                                         ------        ------        ------
Dispositions and other................................     (262)         (206)         (468)
                                                         ------        ------        ------
Net balance at December 31............................   $  572        $1,203        $1,775
                                                         ======        ======        ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2001 is as follows:

                                                        VALUE OF   DEFERRED POLICY
                                                        BUSINESS     ACQUISITION
                                                        ACQUIRED        COSTS        TOTAL
                                                        --------   ---------------   ------
                                                               (DOLLARS IN MILLIONS)
Balance at January 1..................................   $1,092        $  496        $1,588
Capitalizations.......................................       --           600           600
                                                         ------        ------        ------
          Total.......................................    1,092         1,096         2,188
Amortization allocated to:
  Net investment losses...............................      (15)           --           (15)
  Unrealized investment (losses) gains................       (8)           15             7
  Other expenses......................................       92           240           332
                                                         ------        ------        ------
          Total amortization..........................       69           255           324
                                                         ------        ------        ------
Net balance at December 31............................   $1,023        $  841        $1,864
                                                         ======        ======        ======

     Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2000 is as follows:

                                                        VALUE OF   DEFERRED POLICY
                                                        BUSINESS     ACQUISITION
                                                        ACQUIRED        COSTS        TOTAL
                                                        --------   ---------------   ------
                                                               (DOLLARS IN MILLIONS)
Balance at January 1..................................   $1,313         $253         $1,566
Capitalizations.......................................       --          443            443
                                                         ------         ----         ------
          Total.......................................    1,313          696          2,009
Amortization allocated to:
  Net investment gains................................       27            1             28
  Unrealized investment gains.........................       50            9             59
  Other expenses......................................      144          190            334
                                                         ------         ----         ------
          Total amortization..........................      221          200            421
                                                         ------         ----         ------
Net balance at December 31............................   $1,092         $496         $1,588
                                                         ======         ====         ======

     The estimated future amortization expense for VOBA is $35 million in 2003, $30 million in 2004, $26 million in 2005, $23 million in 2006 and $20 million in 2007.

     Amortization of deferred policy acquisition costs is allocated to (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

     Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs, including value of business acquired. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

GOODWILL

     The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results as a cumulative effect of accounting change when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 20 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

     Changes in goodwill were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2002     2001     2000
                                                              ------   ------   ------
                                                               (DOLLARS IN MILLIONS)
Net balance at January 1....................................   $200     $257     $289
Amortization................................................     --      (15)     (17)
Dispositions................................................    (47)     (42)     (15)
                                                               ----     ----     ----
Net balance at December 31..................................   $153     $200     $257
                                                               ====     ====     ====

     Accumulated amortization from goodwill was as follows at:

                                                              DECEMBER 31,
                                                              -------------
                                                              2002    2001
                                                              -----   -----
                                                               (DOLLARS IN
                                                                MILLIONS)
Accumulated amortization....................................   $26     $30
                                                               ===     ===

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disability insurance. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 3% to 8%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

     Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 7%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges, and withdrawals.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

OTHER REVENUES

     Other revenues include asset management and advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

POLICYHOLDER DIVIDENDS

     Policyholder dividends are approved annually by the insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

PARTICIPATING BUSINESS

     Participating business represented approximately 61% and 62% of the Company's life insurance in-force, and 74% and 72% of the number of life insurance policies in-force, at December 31, 2002 and 2001, respectively. Participating policies represented approximately 85%, 84% and 69% of gross life insurance premiums for the years ended December 31, 2002, 2001 and 2000, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

INCOME TAXES

     The Company and its includable life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

REINSURANCE

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits and evaluates the financial strength of counterparties to its reinsurance agreements. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose it to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. In addition, the Company makes assumptions with regard to future investment performance as it may impact the value of the Company's reinsurance recoverables.

     The Company has reinsured certain of its life insurance with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

SEPARATE ACCOUNTS

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

FOREIGN CURRENCY TRANSLATION

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings.

DISCONTINUED OPERATIONS

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale on or after January 1, 2002 are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

     In January 2003, the FASB issued FIN 46 which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The Company is in the process of assessing the impact of FIN 46 on its consolidated financial statements. Certain disclosure provisions of FIN 46 were required for December 31, 2002 financial statements. See "--Structured Investment Transactions and Variable Interest Entities."

     As of December 31, 2002, the FASB is deliberating on a proposed statement that would further amend SFAS 133. The proposed statement will address certain SFAS 133 Implementation Issues. The proposed statement is not expected to have a significant impact on the Company's consolidated financial statements.

     In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN 45 are effective for financial statements ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to FIN 45's scope, including guarantees issued prior to FIN 45. The initial recognition and initial measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the adoption of FIN 45 to have a significant impact on the Company's consolidated financial statements. The adoption of FIN No. 45 required the Company to include disclosures in its consolidated financial statements related to guarantees. See Note 9.

     In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"), which must be adopted for exit and disposal activities initiated after December 31, 2002. SFAS 146 will require that a liability for a cost associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring) ("EITF 94-3").

     In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 is effective for fiscal years beginning after May 15, 2002, and the initial application of this standard did not have a significant impact on the Company's consolidated financial statements.

     Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements other than the presentation as discontinued operations of net investment income and net investment gains and losses related to operations of real estate on which the Company initiated disposition activities subsequent to January 1, 2002 and the classification of such real estate as held-for-sale on the consolidated balance sheets. See note 17.

     Effective January 1, 2002, the Company adopted SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. Amortization of goodwill was $15 million and $17 million for the years ended December 31, 2001 and 2000, respectively. Amortization of other intangible assets was $1 million for each of the years December 31, 2002, 2001 and 2000. The Company has completed the required impairment tests of goodwill and indefinite-lived intangible assets. There was no impairment of intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

     In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

     Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a Replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's consolidated financial statements.

     Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The effect of the adoption of SFAS 133, as of January 1, 2001, had no material impact on other comprehensive income or on net income. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

     Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

     Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

2.  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

     Fixed maturities and equity securities at December 31, 2002 were as follows:

                                                                            GROSS
                                                              COST OR    UNREALIZED
                                                             AMORTIZED   -----------   ESTIMATED
                                                               COST      GAIN   LOSS   FAIR VALUE
                                                             ---------   ----   ----   ----------
                                                                    (DOLLARS IN MILLIONS)
Fixed Maturities:
  U.S. corporate securities................................   $3,917     $281   $ 99     $4,099
  Mortgage-backed securities...............................    1,993       96      7      2,082
  Foreign corporate securities.............................      895      112     13        994
  U.S. treasuries/agencies.................................      373        4     --        377
  Asset-backed securities..................................      788       16     28        776
  Foreign government securities............................      897      143      2      1,038
  States and political subdivisions........................        4       --     --          4
  Other fixed income assets................................      101        5     36         70
                                                              ------     ----   ----     ------
     Total fixed maturities................................   $8,968     $657   $185     $9,440
                                                              ======     ====   ====     ======
Equity Securities:
  Common stocks............................................   $   14     $  2   $  3     $   13
  Nonredeemable preferred stocks...........................      107        1     --        108
                                                              ------     ----   ----     ------
     Total equity securities...............................   $  121     $  3   $  3     $  121
                                                              ======     ====   ====     ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                            GROSS
                                                              COST OR    UNREALIZED
                                                             AMORTIZED   -----------   ESTIMATED
                                                               COST      GAIN   LOSS   FAIR VALUE
                                                             ---------   ----   ----   ----------
                                                                    (DOLLARS IN MILLIONS)
Fixed Maturities:
  U.S. corporate securities................................   $4,178     $112   $ 42     $4,248
  Mortgage-backed securities...............................    1,918       66     20      1,964
  Foreign corporate securities.............................      927       40     70        897
  U.S. treasuries/agencies.................................      207        3      3        207
  Asset-backed securities..................................      872       30     62        840
  Foreign government securities............................      813      128     23        918
  States and political subdivisions........................        4       --     --          4
  Other fixed income assets................................      221       --     --        221
                                                              ------     ----   ----     ------
     Total fixed maturities................................   $9,140     $379   $220     $9,299
                                                              ======     ====   ====     ======
Equity Securities:
  Common stocks............................................   $   19     $  9   $  1     $   27
  Nonredeemable preferred stocks...........................       82        1     --         83
                                                              ------     ----   ----     ------
     Total equity securities...............................   $  101     $ 10   $  1     $  110
                                                              ======     ====   ====     ======

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $405 million and $438 million at December 31, 2002 and 2001, respectively. Non-income producing fixed maturities were $34 million and $37 million at December 31, 2002 and 2001, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                               COST OR
                                                              AMORTIZED   ESTIMATED
                                                                COST      FAIR VALUE
                                                              ---------   ----------
                                                              (DOLLARS IN MILLIONS)
Due in one year or less.....................................   $  116       $  119
Due after one year through five years.......................    1,406        1,449
Due after five years through ten years......................    1,729        1,839
Due after ten years.........................................    2,936        3,175
                                                               ------       ------
          Subtotal..........................................    6,187        6,582
Mortgage-backed and asset-backed securities.................    2,781        2,858
                                                               ------       ------
          Total fixed maturities............................   $8,968       $9,440
                                                               ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Sales of fixed maturities and equity securities classified as available-for-sale were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2002     2001     2000
                                                             ------   ------   ------
                                                              (DOLLARS IN MILLIONS)
Proceeds...................................................  $3,784   $2,293   $1,167
Gross investment gains.....................................     155      111       72
Gross investment losses....................................     (87)    (104)     (58)

     Gross investment losses above exclude writedowns recorded during 2002, 2001 and 2000 for other than temporarily impaired available-for-sale securities of $76 million, $52 million and $41 million, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

SECURITIES LENDING PROGRAM

     Starting in 2002, the Company participated in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $600 million and an estimated fair value of $660 million were on loan under the program at December 31, 2002. The Company was liable for cash collateral under its control of $679 at December 31, 2002. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $47 million and $69 million at December 31, 2002 and 2001, respectively. The related (loss) income recognized was ($2) million, $3 million and $11 million for the years ended December 31, 2002, 2001 and 2000, respectively.

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $293 million and $305 million at December 31, 2002 and 2001, respectively. The Company's securities held in trust to satisfy collateral requirements had an amortized cost of $1,285 million and $1,218 million at December 31, 2002 and 2001, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                2002          2001
                                                              --------      --------
                                                               AMOUNT        AMOUNT
                                                              --------      --------
                                                              (DOLLARS IN MILLIONS)
Commercial mortgage loans...................................    $856         $1,359
Agricultural mortgage loans.................................       2             --
                                                                ----         ------
          Total.............................................     858          1,359
Less: Valuation allowances..................................       6             25
                                                                ----         ------
     Mortgage loans.........................................    $852         $1,334
                                                                ====         ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2002, approximately 20%, 9% and 8% of the properties were located in California, Texas and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

     Changes in mortgage loan valuation allowances were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Balance at January 1........................................   $ 25       $ 8       $ 7
(Releases) additions charged to operations..................     (1)       21         1
Deductions for writedowns and dispositions..................    (16)       (4)       --
Dispositions of affiliates..................................     (2)       --        --
                                                               ----       ---       ---
Balance at December 31......................................   $  6       $25       $ 8
                                                               ====       ===       ===

     A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2002          2001
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Impaired mortgage loans with valuation allowances...........    $49          $122
Impaired mortgage loans without valuation allowances........     25            11
                                                                ---          ----
          Total.............................................     74           133
Less: Valuation allowances on impaired mortgages............      6            25
                                                                ---          ----
     Impaired mortgage loans................................    $68          $108
                                                                ===          ====

     The average investment in impaired mortgage loans on real estate was $108 million, $57 million and $78 million for the years ended December 31, 2002, 2001 and 2000, respectively. Interest income on impaired mortgage loans was $8 million, $10 million and $7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     The investment in restructured mortgage loans on real estate was $12 million and $9 million at December 31, 2002 and 2001, respectively. Interest income of $1 million was recognized on restructured loans for each of the years ended December 31, 2002, 2001 and 2000. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $1 million for the year ended 2002. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for both the years ended 2001 and 2000.

     Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $14 million and $11 million at December 31, 2002 and 2001, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2002          2001
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Real estate and real estate joint ventures
  held-for-investment.......................................    $70          $ 78
Impairments.................................................     (4)           --
                                                                ---          ----
          Total.............................................     66            78
Real estate and real estate joint ventures held-for-sale....     33            40
Valuation allowance.........................................     (8)           (3)
                                                                ---          ----
          Total.............................................     25            37
                                                                ---          ----
Real estate and real estate joint ventures..................    $91          $115
                                                                ===          ====

     Accumulated depreciation on real estate was $10 million and $9 million at December 31, 2002 and 2001, respectively. Related depreciation expense was $1 million for each the years ended December 31, 2002, 2001 and 2000. For the year ended December 31, 2001, $300 thousand of depreciation expense is presented as discontinued operations.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2002               2001
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                              (DOLLARS IN MILLIONS)
Office...............................................   $64        70%     $ 83       72%
Retail...............................................     3         3%        8        7%
Land.................................................    23        26%       22       19%
Other................................................     1         1%        2        2%
                                                        ---       ---      ----      ---
          Total......................................   $91       100%     $115      100%
                                                        ===       ===      ====      ===

     The Company's real estate holdings are located throughout the United States. At December 31, 2002, approximately 77% of the Company's real estate holdings were located in California.

     Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2002      2001      2000
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Balance at January 1........................................   $ 3       $3        $--
Additions charged to operations.............................    13       --        --
Acquisition of affiliate....................................    --       --         3
Deductions for writedowns and dispositions..................    (8)      --        --
                                                               ---       --        --
Balance at December 31......................................   $ 8       $3        $3
                                                               ===       ==        ==

     Investment expense related to impaired real estate and real estate joint ventures held-for-investment was $1 million and $2 million for the years ended December 31, 2002 and 2000, respectively. There was no investment expense related to impaired real estate and real estate joint ventures held-for-investment for the year ended December 31, 2001. The carrying value of non-income producing real estate and real estate joint ventures was

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

$23 million at December 31, 2002. There was no carrying value of non-income producing real estate and real estate joint ventures for December 31, 2001.

     The Company owned real estate acquired in satisfaction of debt of $4 million and $11 million at December 31, 2002 and 2001, respectively.

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2002     2001     2000
                                                             ------   ------   ------
                                                              (DOLLARS IN MILLIONS)
Fixed maturities...........................................  $  675   $  699   $  705
Equity securities..........................................       8        3        1
Mortgage loans on real estate..............................     101      119      133
Real estate and real estate joint ventures(1)..............       7       11        7
Policy loans...............................................     174      172      158
Cash, cash equivalents and short-term investments..........       8       30       35
Other......................................................     117       91       78
                                                             ------   ------   ------
          Total............................................   1,090    1,125    1,117
Less: Investment expenses(1)...............................      15       14        7
                                                             ------   ------   ------
     Net investment income.................................  $1,075   $1,111   $1,110
                                                             ======   ======   ======

---------------

(1) Excludes amounts related to real estate held-for-sale presented as discontinued operations in accordance with SFAS 144.

NET INVESTMENT GAINS

     Net investment gains, including changes in valuation allowances, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2002     2001     2000
                                                              ------   ------   ------
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................   $ (9)    $(58)    $(27)
Equity securities...........................................      1       13       --
Mortgage loans on real estate...............................      8      (21)      (3)
Real estate and real estate joint ventures(1)...............     (3)      (8)      14
Other limited partnership interests.........................      1       (6)      --
Sales of businesses.........................................      1       35       --
Other.......................................................     37       42       94
                                                               ----     ----     ----
          Total.............................................     36       (3)      78
Amounts allocable to:
Deferred policy acquisition costs...........................    (19)      15      (28)
                                                               ----     ----     ----
          Total net investment gains........................   $ 17     $ 12     $ 50
                                                               ====     ====     ====

---------------

(1) The amount presented for the year ended December 31, 2002 excludes amounts related to sales of real estate held-for-sale presented as discontinued operations in accordance with SFAS 144.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Investment gains and losses are net of related policyholder amounts. The amounts netted against investment gains and losses is amortization of deferred policy acquisition costs to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

NET UNREALIZED INVESTMENT GAINS

     The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2002      2001     2000
                                                              ------    ------    -----
                                                                (DOLLARS IN MILLIONS)
Fixed maturities............................................  $ 472     $ 159     $ 72
Equity securities...........................................     --         9       (5)
Other invested assets.......................................    (29)       35       45
                                                              -----     -----     ----
          Total.............................................    443       203      112
                                                              -----     -----     ----
Amounts allocable to:
Deferred policy acquisition costs...........................   (154)      (66)     (59)
Deferred income taxes.......................................   (112)      (55)     (24)
                                                              -----     -----     ----
          Total.............................................   (266)     (121)     (83)
                                                              -----     -----     ----
          Net unrealized investment gains...................  $ 177     $  82     $ 29
                                                              =====     =====     ====

     The changes in net unrealized investment gains were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2002     2001     2000
                                                              ------   ------   ------
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................   $ 82     $ 29     $ --
Unrealized investment gains during the year.................    194       91      112
Unrealized investment losses relating to:
     Deferred policy acquisition costs......................    (65)      (7)     (59)
Deferred income taxes.......................................    (52)     (31)     (24)
Unrealized investment gains of subsidiary at date of sale,
  net of deferred income taxes..............................     18       --       --
                                                               ----     ----     ----
Balance at December 31......................................   $177     $ 82     $ 29
                                                               ====     ====     ====
Net change in unrealized investment gains...................   $ 95     $ 53     $ 29
                                                               ====     ====     ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE INSTRUMENTS

     The table below provides a summary of the notional amount and fair value of derivative financial instruments held at December 31, 2002 and 2001:

                                                          2002                              2001
                                             -------------------------------   -------------------------------
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                   (DOLLARS IN MILLIONS)
Interest rate swaps........................    $422      $69        $  --        $483      $34        $  --
Options....................................      23        7           --          23        8           --
                                               ----      ---        -----        ----      ---        -----
Total contractual commitments..............    $445      $76        $  --        $506      $42        $  --
                                               ====      ===        =====        ====      ===        =====

     The following is a reconciliation of the notional amounts by derivative type and strategies at December 31, 2002 and 2001:

                                          DECEMBER 31, 2001               TERMINATIONS/   DECEMBER 31, 2002
                                           NOTIONAL AMOUNT    ADDITIONS    MATURITIES      NOTIONAL AMOUNT
                                          -----------------   ---------   -------------   -----------------
                                                                (DOLLARS IN MILLIONS)
BY DERIVATIVE TYPE
Interest rate swaps.....................        $483            $  --          $61              $422
Options.................................          23               --           --                23
                                                ----            -----          ---              ----
Total contractual commitments...........        $506            $  --          $61              $445
                                                ====            =====          ===              ====
BY DERIVATIVE STRATEGY
Liability hedging.......................        $483            $  --          $61              $422
Invested asset hedging..................          23               --           --                23
                                                ----            -----          ---              ----
Total contractual commitments...........        $506            $  --          $61              $445
                                                ====            =====          ===              ====

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2002:

                                                            REMAINING LIFE
                                  -------------------------------------------------------------------
                                  ONE YEAR     AFTER ONE YEAR     AFTER FIVE YEARS
                                  OR LESS    THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                                  --------   ------------------   -----------------   ---------------   -----
                                                             (DOLLARS IN MILLIONS)
Interest rate swaps.............    $47             $160                 $90               $125         $422
Options.........................      3               20                  --                 --           23
                                    ---             ----                 ---               ----         ----
Total contractual commitments...    $50             $180                 $90               $125         $445
                                    ===             ====                 ===               ====         ====

     The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2002 and 2001:

                                                             2002                           2001
                                                 ----------------------------   ----------------------------
                                                               FAIR VALUE                     FAIR VALUE
                                                 NOTIONAL   -----------------   NOTIONAL   -----------------
                                                  AMOUNT    ASSET   LIABILITY    AMOUNT    ASSET   LIABILITY
                                                 --------   -----   ---------   --------   -----   ---------
                                                                    (DOLLARS IN MILLIONS)
BY TYPE OF HEDGE
Non qualifying.................................    $445      $76      $  --       $506      $42      $  --
                                                   ====      ===      =====       ====      ===      =====

     For the years ended December 31, 2002, 2001 and 2000, the Company recognized net investment income (loss) of $23 million, $11 million and ($1) million, respectively, from the periodic settlement of interest rate swaps.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company did not have any effective cash flow hedges and since the Company followed mark to market accounting in previous years the Company did not have a SFAS 133 transition adjustment.

     For the year ended December 31, 2002 and 2001, the Company recognized net investment gains of $35 million and $19 million, respectively, from derivatives, which do not qualify as accounting hedges. For the year ended December 31, 2002, there was no net investment income or expense recognized from option contracts. For the year ended December 31, 2001 the Company recognized net investment expense of $1 million related to purchase option contracts. The use of these non-speculative derivatives is permitted by the Department.

4.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                DECEMBER 31, 2002
                                                              ---------------------
                                                              CARRYING   ESTIMATED
                                                               VALUE     FAIR VALUE
                                                              --------   ----------
                                                              (DOLLARS IN MILLIONS)
ASSETS:
  Fixed maturities..........................................   $9,440      $9,440
  Equity securities.........................................      121         121
  Mortgage loans on real estate.............................      852         949
  Policy loans..............................................    2,488       2,488
  Short-term investments....................................      108         108
  Cash and cash equivalents.................................      398         398
LIABILITIES:
  Policyholder account balances.............................    4,745       4,469
  Short-term debt...........................................       19          19
  Long-term debt............................................      431         468
  Payable under securities loaned transactions..............      679         679
OTHER:
  Company-obligated mandatorily redeemable securities of
     subsidiary trusts......................................      158         177

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                   DECEMBER 31, 2001
                                                            --------------------------------
                                                            NOTIONAL   CARRYING   ESTIMATED
                                                             AMOUNT     VALUE     FAIR VALUE
                                                            --------   --------   ----------
                                                                 (DOLLARS IN MILLIONS)
ASSETS:
  Fixed maturities........................................              $9,299      $9,299
  Equity securities.......................................                 110         110
  Mortgage loans on real estate...........................               1,334       1,423
  Policy loans............................................               2,452       2,452
  Short-term investments..................................                 164         164
  Cash and cash equivalents...............................                 535         535
  Mortgage loan commitments...............................    $108          --          --
LIABILITIES:
  Policyholder account balances...........................               6,286       6,188
  Short-term debt.........................................                   9           9
  Long-term debt..........................................                 425         441
OTHER:
  Company-obligated mandatorily redeemable securities of
     subsidiary trusts....................................                 158         158

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SHORT-TERM AND LONG-TERM DEBT, PAYABLES UNDER SECURITIES LOANED TRANSACTIONS AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     The fair values of short-term and long-term debt, payables under securities loaned transactions and Company-obligated mandatorily redeemable securities of subsidiary trusts are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

DERIVATIVE INSTRUMENTS

     The fair value of derivative instruments, including interest rate and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5.  EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

     Effective January 1, 2001, the Company's employees became employees of Metropolitan Life. This transition affected the provision of employee benefit plans as described below:

     The Company continued to sponsor and administer a defined benefit plan covering all existing and eligible active and retired employees as of January 1, 2001 through December 31, 2002. Retirement benefits are based on years of credited service and final average earnings history.

     The Company also continues to offer several non-qualified, defined benefit, and defined contribution plans to existing directors and management associates.

     Prior to January 1, 2001, the Company provided certain health care and life insurance benefits for retired employees. As of January 1, 2001, postretirement benefits were merged into the postretirement benefit plans of Metropolitan Life. Consistent with the Company's former plan, employees may become eligible for these benefits under the Metropolitan Life plan if they attain retirement age, with sufficient service, while working for Metropolitan Life. Additionally, Metropolitan Life provides postemployment benefits for eligible employees as of this transition date.

     On December 31, 2002, the GenAm Qualified Pension Plan was merged into Metropolitan Life Qualified Pension Plan.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following tables provide the changes in the benefit obligation and fair value of plan assets and statements of the funded status of the plans.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              -----------------   ---------------
                                                               2002      2001      2002     2001
                                                              -------   -------   ------   ------
                                                                     (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $176      $170      $ 3      $ 37
  Service cost..............................................      4         4        1        --
  Interest cost.............................................     12        12       --        --
  Acquisitions and divestitures.............................     --       (12)      --        --
  Actuarial losses..........................................     11        10       --         1
  Curtailments and terminations.............................     --         1       --        --
  Change in benefits........................................     --         1       --        --
  Transfers out of controlled groups........................     --        --       --       (35)
  Benefits paid.............................................    (15)      (10)       1        --
                                                               ----      ----      ---      ----
Projected benefit obligation at end of year.................    188       176        5         3
                                                               ----      ----      ---      ----
Change in plan assets:
Contract value of plan assets at beginning of year..........    153       175       --        --
  Actual return on plan assets..............................    (11)       (4)      --        --
  Acquisitions and divestitures.............................     --       (11)      --        --
  Employer contribution.....................................      5         3       --        --
  Benefits paid.............................................    (15)      (10)      --        --
                                                               ----      ----      ---      ----
Contract value of plan assets at end of year................    132       153       --        --
                                                               ----      ----      ---      ----
Under funded................................................    (56)      (23)      (5)       (3)
Unrecognized net asset at transition........................     --        36       --        --
Unrecognized net actuarial losses...........................     68         1        2        --
Unrecognized prior service credit...........................     (1)       --       --        --
                                                               ----      ----      ---      ----
Prepaid (accrued) benefit cost..............................   $ 11      $ 14      $(3)     $ (3)
                                                               ====      ====      ===      ====
Qualified plan prepaid pension cost.........................     59      $ 57
Non-qualified plan accrued pension cost.....................    (48)      (44)
Unamortized prior service cost..............................     --         1
                                                               ----      ----
Prepaid benefit cost........................................   $ 11      $ 14
                                                               ====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                                           NON-QUALIFIED
                                         QUALIFIED PLANS       PLANS           TOTAL
                                         ---------------   -------------   -------------
                                          2002     2001    2002    2001    2002    2001
                                         ------   ------   -----   -----   -----   -----
                                                      (DOLLARS IN MILLIONS)
Aggregate projected benefit
  obligation...........................  $(136)   $(129)   $(52)   $(47)   $(188)  $(176)
Aggregate contract value of plan assets
  (principally Company contracts)......    132      153      --      --      132     153
                                         -----    -----    ----    ----    -----   -----
(Under) over funded....................  $  (4)   $  24    $(52)   $(47)   $ (56)  $ (23)
                                         =====    =====    ====    ====    =====   =====

     The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                  PENSION BENEFITS        OTHER BENEFITS
                                              -------------------------   ---------------
                                                 2002          2001        2002     2001
                                              -----------   -----------   ------   ------
Weighted average assumptions at December 31:
Discount rate...............................     6.75%         7.40%       6.75%    7.50%
Expected rate of return on plan assets......  8.75%-9.00%      9.00%        N/A      N/A
Rate of compensation increase...............  4.95%-5.45%   4.95%-5.45%     N/A      N/A

     The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2002    2001
                                                              -----   -----
Pre-Medicare eligible claims................................   9.5%    9.5%
Medicare eligible claims....................................  11.5%   11.5%

     A one percentage point change in assumed health care cost trend rates would have an insignificant impact on the Company's operations.

     The components of net periodic benefit cost were as follows:

                                                        PENSION BENEFITS       OTHER BENEFITS
                                                       ------------------   ---------------------
                                                       2002   2001   2000   2002    2001    2000
                                                       ----   ----   ----   -----   -----   -----
                                                                 (DOLLARS IN MILLIONS)
Service cost.........................................  $  4   $  4   $  7   $  1    $ --    $   1
Interest cost........................................    12     12     12     --      --        2
Expected return on plan assets.......................   (13)   (14)   (16)    --      --       --
Amortization of prior actuarial losses...............     2     --     --     --      --       --
Curtailment cost.....................................    --      6      1     --      --       --
                                                       ----   ----   ----   -----   -----   -----
Net periodic benefit cost............................  $  5   $  8   $  4   $  1    $ --    $   3
                                                       ====   ====   ====   =====   =====   =====

SAVINGS AND INVESTMENT PLANS

     The Company's 401(k) plan was merged into Metropolitan Life's Savings and Investment Plan ("SIP") effective January 1, 2001. All contributions to the savings plan are made by Metropolitan Life.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  SEPARATE ACCOUNTS

     Separate accounts include one category of account type: non-guaranteed separate accounts totaling $3,090 million and $6,716 million at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $94 million, $146 million and $124 million for the years ended December 31, 2002, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of early withdrawals to invest in instruments yielding a higher return, these investment products carry a graded surrender charge as well as a market value adjustment.

7.  DEBT

     Debt consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2002    2001
                                                              -----   -----
                                                               (DOLLARS IN
                                                                MILLIONS)
Senior notes, interest rates ranging from 6.75% to 7.25%,
  maturity dates ranging from 2006 to 2011..................  $298    $298
Surplus notes, interest rate 7.63%, maturity date 2024......    98      97
Fixed rate notes, interest rates ranging from 4.45% to 12%,
  maturity dates ranging from 2005 to 2009..................    33      30
Other notes with varying interest rates.....................     2      --
                                                              ----    ----
Total long-term debt........................................   431     425
Total short-term debt.......................................    19       9
                                                              ----    ----
          Total.............................................  $450    $434
                                                              ====    ====

     Reinsurance Group of America, Incorporated ("RGA"), a subsidiary of the Company, maintains committed and unsecured credit facilities aggregating $184 million ($140 million expiring in 2003 and $44 million expiring in 2005). At December 31, 2002 RGA had drawn approximately $28 million under these facilities at interest rates ranging from 4.39% to 5.57%. At December 31, 2002, $379 million in letters of credit from various banks were outstanding between the subsidiaries of RGA.

     On March 1, 2001, RGA entered into a term loan agreement and note whereby it borrowed $75 million from MetLife Credit Corporation ("MetLife Credit Corp."), an affiliate of Metropolitan Life at an interest rate of 75.5 basis points over the 30-day AA financial discount rate on commercial paper. RGA used the proceeds to prepay and terminate a $75 million term loan note with General American.

     On December 19, 2001, RGA issued 6.75% senior notes with face value of $200 million. These senior notes have been registered with the SEC. The net proceeds from the offering were approximately $199 million and were used to pay down a balance of $120 million on a revolving credit facility and to prepay and terminate the $75 million term loan with MetLife Credit Corp. Capitalized issuance costs recorded were $2 million.

     The aggregate maturities of long-term debt for the Company are $30 million in 2005, $99 million in 2006, $3 million in 2007 and $299 million thereafter.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Short-term debt of the Company consisted of collateralized borrowings with an average interest rate of 5.75% and maturity of 30 days at December 31, 2002. Short-term debt of the Company consisted of collateralized borrowings with an average interest rate of 6.50% and maturity of 30 days at December 31, 2001.

     Interest expense related to the Company's indebtedness was $53 million, $38 million and $33 million for the years ended December 31, 2002, 2001 and 2000, respectively.

8.  COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     In December 2001, a subsidiary of the Company, RGA, through its wholly owned trust RGA Capital Trust I (the "Trust") issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $158 million, net of unamortized discount of $67 million, at both December 31, 2002 and 2001.

9.  COMMITMENTS AND CONTINGENCIES

LITIGATION

     Over the past several years the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

     A sales practices class action against the Company has been settled and approved by the United States District Court for the Eastern District of Missouri, and affirmed by the appellate court. This class includes approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. Implementation of the Company class action settlement is proceeding. The Company expects that the total cost of its class action settlement will be approximately $68 million.

     Certain class members have opted out of the class action settlement described above and have brought or continued non-class action sales practices lawsuits. As of December 31, 2002, there are approximately 32 sales practices cases pending against the Company. The Company continues to defend itself vigorously against these lawsuits. Some individual sales practices claims have been dismissed upon the Company's motion and others have been resolved through settlement. Most of the current cases seek substantial damages, including, in some cases, punitive and treble damages and attorneys' fees.

     Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future. The Company believes adequate provision has been made in its financial statements for all reasonably probable and estimable losses for sales practices claims.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company received and responded to subpoenas for documents and other information from the Office of U.S. Attorney for the Eastern District of Missouri with respect to certain administrative services provided by its former Medicare Unit during the period January 1, 1988 through December 31, 1998, which services ended and which Unit was disbanded prior to Metropolitan Life's acquisition of the Company. In March 2002, the Company and the federal government reached an agreement in principal to resolve all issues through a civil settlement and a charge was recorded. In June 2002, the Company completed the settlement. In 2002, the Company also agreed to pay $11 million to the Center for Medicare and Medicaid Services to resolve issues raised in audits of administrative costs and pension plan gains related to the Company's contract to provide Medicare administrative services.

     A purported class action is pending against the Company in a state court in Missouri. The plaintiffs are seeking to represent a class of approximately 100 former employees with respect to plaintiffs' claims that the Company breached an alleged oral promise to pay additional severance benefits. The Company continues to defend itself vigorously against this lawsuit.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's financial position, operating results or cash flows in particular quarterly or annual periods.

LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income and minimum gross rental payments relating to these lease agreements were as follows:

                                                                           GROSS
                                                               RENTAL      RENTAL
                                                               INCOME     PAYMENTS
                                                              --------   ----------
                                                              (DOLLARS IN MILLIONS)
2003........................................................     $5          $10
2004........................................................      5            8
2005........................................................      4            7
2006........................................................      4            6
2007........................................................      3            5
Thereafter..................................................      2           14

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

     In the context of disposition transactions, the Company has provided indemnities and guarantees, including those related to tax and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $2 million to $15 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under guarantees in the future.

     Prior to December 31, 2002, the Company incurred certain obligations with respect to affiliated entities, including certain indebtedness guarantee obligations, support arrangements and performance guarantees with respect to affiliated insurance companies, and commitments with respect to regulatory requirements in various jurisdictions. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future. At December 31, 2002, these affiliated entities were sold to certain related parties.

     In addition, the Holding Company and its subsidiaries indemnify their respective directors and officers as provided in their charters and by-laws. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The Company has not recorded any liability for these indemnities, guarantees and commitments in the accompanying consolidated balance sheets for the years ended December 31, 2002 or 2001.

10.  ACQUISITIONS AND DISPOSITIONS

     On December 31, 2002, the Company sold the Security Equity Life Insurance Company, a wholly owned subsidiary, to Metropolitan Life. The Company also sold on December 31, 2002, Cova Corporation and its wholly owned subsidiaries to MetLife. The amount received less than the asset's book value of $504 million was recorded as a reduction in equity. Total assets and liabilities of the entities sold at the date of sale were $8,926 million and $8,232 million, respectively. Total revenue of the entities sold included in the consolidated statements of income were $293 million, $256 million and $237 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     On July 1, 2002, the Company completed its merger with General Life insurance Company ("GLIC"), a wholly owned subsidiary of the Company. GLIC, a Texas life insurance company, was acquired by the Company in December 1995. Its operations, however, were ceased in June 2001, due to its lack of strategic importance. Upon the completion of the merger, the Company assumed a net $12 million in assets and liabilities. The Company recognized no gain or loss on the merger.

     On June 12, 2002, the Company completed the liquidation of General American Holding Company ("GAHC"), a wholly owned subsidiary of the Company. GAHC was created in 1999 as a general business company, owning subsidiaries not licensed as insurers. Upon the liquidation of GAHC, the Company assumed a net $61 million in assets and liabilities, including the ownership of Krisman, Incorporated ("Krisman") and White Oak Royalty Company ("White Oak Royalty"). The Company recognized no gain or loss on this disposition.

     On July 2, 2001, the Company and Metropolitan Life completed the sale of Conning Corporation ("Conning"). Conning specializes in asset management for insurance company investment portfolios and investment research.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company and Metropolitan Life received $84 million in the transaction and the Company reported a gain of approximately $36 million, net of income taxes of $14 million.

     On April 18, 2000, Metropolitan Life completed its tender offer for all outstanding shares of Conning common stock not already owned by General American for $73 million.

     In 2000, NaviSys, Incorporated ("NaviSys"), a wholly owned subsidiary of the Company was sold through two transactions in June and November. The first transaction was a sale of a portion of the business to a business operated by former members of NaviSys management. The proceeds from the sale were $47 million in cash and 2,000,000 shares of common stock of the buyer, representing 10% of the fully diluted ownership of the buyer. The November transaction involved sale of certain assets of the remaining NaviSys business to Liberty Insurance Services Corporation for $10 million in cash before normal purchase price adjustments. There was a $1 million loss in the aggregate on the above mentioned transactions. The Company continues to own the corporation that was formerly NaviSys, now known as Krisman.

     On January 1, 2000, the Company exited the Group Health business through the Asset Purchase Agreement and related reinsurance arrangements with Great-West Life & Annuity Insurance Company ("Great-West"). This agreement also includes any life business that is directly associated with the health business. The Company was required to reimburse Great-West for up to $10 million in net operating losses incurred during 2000. Actual results of operations exceeded the limitation and no reimbursement was required. As a result of the working capital adjustments in accordance with the terms of the Asset Purchase Agreement, the Company has received $12 million and $11 million from Great-West in 2002 and 2001, respectively.

11.  RELATED PARTY TRANSACTIONS

     In July 2002 the Company contributed $22 million in intercompany promissory notes to Krisman.

     In May 2002, the Company received a capital contribution in the amount of $1 million associated with a related party gain on the sale of joint ventures to Metropolitan Life.

     RGA has reinsurance transactions between Metropolitan Life and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $118 million, $112 million and $110 million in 2002, 2001 and 2000, respectively. The earned premiums reflect the net of business assumed from and ceded to Metropolitan Life and its subsidiaries. The pre-tax underwriting gain on this business was approximately $35 million, $18 million and $17 million in 2002, 2001 and 2000, respectively.

     In October 2001, GenAmerica contributed GAMCO, which had a value of $37 million, to the Company.

     In 2001, the Company entered into a reinsurance agreement with Exeter Reassurance Company, Limited, a subsidiary of MetLife. Under this agreement, the Company reflected ceded premiums of approximately $154 million and $31 million and ceded expenses of approximately $64 million and $14 million in 2002 and 2001, respectively.

     In January 2000, GenAmerica contributed NaviSys, which had a value of $27 million, to GenAm Holding Company, a subsidiary of the Company.

     The following related party transactions occurred in the connection with Metropolitan Life's acquisition of GenAmerica:

     The Company paid $40 million to Metropolitan Life during 1999, which was returned to GAMHC, the Company's previous parent, at the closing on January 6, 2000. This transaction was recorded as a dividend by the Company in the accompanying financial statements.

     GenAmerica contributed $15 million and $300 million of capital to the Company on June 30 and December 26, 2000, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Metropolitan Life is to indemnify GAMHC for tax refunds attributable to the 1999 tax year per the stock purchase agreement. At December 31, 1999, the Company had a $86 million accrued tax receivable. During 2000, Metropolitan Life paid the Company $77 million. In addition, GAMHC is to indemnify Metropolitan Life for certain tax liabilities relating to prior years.

     Under the terms of master service agreement, the Company and its subsidiaries paid $8 million, $3 million and $2 million in investment management fees and $89 million, $9 million and $1 million for other administrative services in 2002, 2001 and 2000, respectively.

     These transactions are based upon agreed upon amounts that might differ from amounts that would be charged if such transactions were among third parties.

     Since the company is a member of a controlled group of affiliate companies it's results may not be indicative of those of a stand-alone entity.

12.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                              2002    2001    2000
                                                              -----   -----   -----
                                                              (DOLLARS IN MILLIONS)
Current:
  Federal...................................................   $(6)    $46     $ 6
  Foreign...................................................     6       9      (1)
                                                               ---     ---     ---
                                                                --      55       5
                                                               ---     ---     ---
Deferred:
  Federal...................................................    58       6      45
  Foreign...................................................    17      (1)     11
                                                               ---     ---     ---
                                                                75       5      56
                                                               ---     ---     ---
Provision for income taxes..................................   $75     $60     $61
                                                               ===     ===     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for continuing operations income taxes as reported were as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                              2002    2001    2000
                                                              -----   -----   -----
                                                              (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................   $81     $34     $61
Tax effect of:
  Foreign tax rate in excess of U.S. tax rate...............    --      (3)      1
  Tax preferred investment income...........................    (4)     (2)      2
  Tax credits...............................................    (5)     (6)     (7)
  Litigation related........................................    --      14      --
  State tax net of federal benefit..........................     1       3      --
  Corporate owned life insurance............................     2       8      (4)
  Goodwill amortization.....................................    --       4       4
  Valuation allowance for carryforward items................    --       4      --
  Sales of subsidiaries.....................................    --       5       5
  Settlement of IRS audit...................................    (3)     --      --
  Other, net................................................     3      (1)     (1)
                                                               ---     ---     ---
Provision for income taxes..................................   $75     $60     $61
                                                               ===     ===     ===

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2002    2001
                                                              -----   -----
                                                               (DOLLARS IN
                                                                MILLIONS)
Deferred income tax assets:
  Reserve for future policy benefits........................  $ 130   $ 124
  Employee benefits.........................................     30      36
  Investments...............................................     43      60
  Loss and credit carryforwards.............................    258     255
  Other, net................................................     39     107
                                                              -----   -----
                                                                500     582
  Less: valuation allowance.................................     12      15
                                                              -----   -----
                                                                488     567
                                                              -----   -----
Deferred income tax liabilities:
  Deferred policy acquisition costs.........................    602     510
  Net unrealized investment gains...........................    112      55
  Other.....................................................     63     105
                                                              -----   -----
                                                                777     670
                                                              -----   -----
Net deferred income tax liability...........................  $(289)  $(103)
                                                              =====   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2002 and 2001, a valuation allowance for deferred tax assets of approximately $12 million and $15 million respectively, was provided on the capital losses of RGA, Inc. and the net operating losses of RGA's Australian, Argentine, South African and U.K. subsidiaries. At December 31, 2002, the Company's subsidiaries had net operating loss carryforwards of $530 million and capital loss carryforwards of $156 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

     The Company has been audited by the Internal Revenue Service for the years through and including 1996. The Company is being audited for the years 1997 through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

13.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. Risks in excess of $4 million are 100 percent coinsured. The company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2002     2001     2000
                                                             ------   ------   ------
                                                              (DOLLARS IN MILLIONS)
Direct premiums............................................  $  529   $  553   $  705
Reinsurance assumed........................................   2,330    1,841    1,772
Reinsurance ceded..........................................    (442)    (304)    (527)
                                                             ------   ------   ------
Net premiums...............................................  $2,417   $2,090   $1,950
                                                             ======   ======   ======
Reinsurance recoveries netted against policyholder
  benefits.................................................  $  128   $   98   $  117
                                                             ======   ======   ======

     Reinsurance recoverables included in premiums and other receivables were $596 million and $470 million at December 31, 2002 and 2001, respectively. There were no significant reinsurance and ceded commissions payables, included in other liabilities at December 31, 2002 and 2001, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2002     2001     2000
                                                              ------   ------   -------
                                                                (DOLLARS IN MILLIONS)
Compensation................................................  $  38    $ 120    $  225
Commissions.................................................    795      602       503
Interest and debt issue costs...............................     53       38        33
Amortization of policy acquisition costs (excludes
  amortization of $19, $(15), and $28, respectively, related
  to realized investment losses (gains))....................    347      332       334
Capitalization of policy acquisition costs..................   (810)    (600)     (443)
Rent, net of sublease income................................      5       26        26
Minority interest...........................................    102       64        81
Other.......................................................    420      376       322
                                                              -----    -----    ------
          Total other expenses..............................  $ 950    $ 958    $1,081
                                                              =====    =====    ======

15.  STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of:
(i) 10% of the insurance subsidiaries' statutory surplus as of the immediately preceding calendar year (excluding realized investment gains) or (ii) the insurance subsidiaries' statutory gain from operations for the preceding year. The Company paid to GenAmerica stockholder dividends in the amount of $83 million, $8 million and $1 million for the years ended December 31, 2002, 2001 and 2000. As of December 31, 2002, the Company could pay GenAmerica a stockholder dividend of $74 million without prior approval of the Department.

STATUTORY EQUITY AND INCOME

     The Company is required to file annual statements with various state insurance regulatory authorities on a statutory basis.

     The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The impact of adoption did not materially impact statutory capital and surplus. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

     Statutory net income of the Company, as filed with the Department, was $91 million, $65 million and $55 million for the years ended 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $741 million and $825 million at December 31, 2002 and 2001, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

16.  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2002 and 2001 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                                   DECEMBER 31,
                                                              -----------------------
                                                               2002    2001     2000
                                                              ------   -----   ------
                                                               (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year........  $ 295    $126    $ 315
Income tax effect of holding gains..........................   (137)    (48)    (127)
Reclassification adjustments:
  Recognized holding (losses) gains included in current year
     income.................................................    (29)     30      (92)
  Amortization of premium and accretion of discount on
     investments............................................    (72)    (64)    (111)
  Recognized holding gains (losses) allocated to other
     policyholder amounts...................................     19     (15)      28
Income tax effect...........................................     31      20       68
Allocation of holding (losses) gains on investments relating
  to other policyholder amounts.............................    (84)      7      (87)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................     54      (3)      35
Unrealized investment gains of subsidiary at date of sale...     23      --       --
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale................................     (5)     --       --
                                                              -----    ----    -----
Net unrealized investment gains.............................     95      53       29
Foreign currency translation adjustment.....................      7       2      (10)
                                                              -----    ----    -----
Other comprehensive income..................................  $ 102    $ 55    $  19
                                                              =====    ====    =====

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective to maximize earnings through selective acquisitions and dispositions. Accordingly, the Company is selling certain real estate holdings out of its portfolio. In accordance with SFAS No. 144, income related to real estate sold or classified as held-for-sale for transactions initiated on or after January 1, 2002 is presented as discontinued operations.

     The components of income from discontinued operations included net investment losses of $8 million and income tax benefits of $3 million, for the year ended December 31, 2002. Amounts for 2001 and 2000 were insignificant.

     The carrying value of real estate related to discontinued operations was $25 million and $18 million at December 31, 2002, and 2001, respectively.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial statements and Exhibits

     (a)  Financial Statements

The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:

Statement of Assets and Liabilities as of December 31, 2002.

Statement of Operations for the year ended December 31, 2002.

Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001.

Notes to Financial Statements.

The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:

Consolidated Balance Sheets as of December 31, 2002 and 2001.

Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 200.

Consolidated Statements of Stockholder's Equity for the years ended December 31, 2002, 2001 and 2000.

Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.

Notes to Consolidated Financial Statements.



     (b)  Exhibits

     (1) Resolutions of the Board of Directors of General American Life Insurance Company ("General American") authorizing establishment of the Separate Account (F1)

     (2)  Not Applicable

     (3)  (a) Form of Distribution Agreement (F3)

     (b)  Form of Selling Agreement (F2)

     (4) (a) Form of tax sheltered group variable annuity contract (No. V82-300) (F10)

     (b) Form of tax sheltered individual variable annuity certificate (No. V82-301) (F10)

     (c)  Form of variable annuity (tax qualified)(No. V82-400) (F10)

     (d)  Form of individual variable annuity (non-tax qualified)(No. 10013)
          (F10)

     (e)  Form of individual variable annuity (tax qualified)(No. 10014) (F10)

     (f)  Form of tax sheltered group variable annuity contract (No. 10015)
          (F10)

     (g)  Form of tax sheltered group variable annuity certificate (No. 10016)
          (F10)

     (h)  Endorsement related to the reorganization of Separate Account (F9)

     (i) Form of endorsement relating to requirements of Section 408(b) (IRA's) Internal Revenue Code IRC (No. 1096900) (F9)

     (j)  Form of endorsement allowing other Fund sponsors (No. 1098900) (F9)

     (k) Form of endorsement relating tax sheltered annuities, Section 403(b) IRC (No. 1098600) (F9)

     (l) Form of endorsement relating to tax sheltered annuities with employer contribution (No. 1098800) (F9)

     (m) Form of endorsement relating to the Unemployment Compensation Amendments (No. 1 E6) (F9)

     (5)  Form of application (F5)

     (6) (a) Amended and Restated Charter and Articles of Incorporation of General American Life Insurance Company (F10)

          (b) By-laws of General American (F10)

     (7)  Not applicable

     (8)  Not applicable

     (9)  Opinion and Consent of Counsel filed herewith.

     (10) Independent Auditors' Consent filed herewith.

     (11) Not applicable

     (12) Not applicable

     (13) Not applicable

     (14) Powers of Attorney filed herewith.


(F1) Incorporated by reference to initial registration statement, File No.
     2-39272

(F2) Incorporated by reference to Pre-Effective Amendment No. 1 to registration statement of General American Separate Account Eleven, File No. 33-10146

(F3) Incorporated by reference to Post-Effective Amendments No. 29 and 34 to this Registration Statement

(F5) Incorporated by reference to Post-Effective Amendment No. 33 to this Registration Statement

(F9) Incorporated by reference to Post-Effective Amendment No. 41 to this Registration Statement

(F10)Incorporated by reference to Post-Effective Amendment No. 43 to this Registration Statement

Item 25.  Directors and Officers of the Depositor


     Name and Principal                       Positions and Offices
     Business Address                             with Depositor


C. Robert Henrikson                          Chairman, President and Chief
Metropolitan Life Insurance Company          Executive Officer
One Madison Avenue
New York, NY 10010

Nicholas D. Latrenta                         Director
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

James L. Lipscomb                            Director
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Stewart G. Nagler                            Director
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Stanley J. Talbi                             Director
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Lisa M. Weber                                Director
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

William J. Wheeler                           Director
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010

Anthony J. Williamson                        Director, Vice President and Treasurer
Metropolitan Life Insurance Company         (Principal Financial Officer)
One MetLife Plaza
27-01 Queens Plaza, North
Long Island City, NY 11101

Richard D. Evans(1)                         Senior Vice President

Kevin S. Finnegan(2)                        Vice President and Associate General
                                            Counsel

James D. Gaughan(2)                         Secretary

William C. Lane(1)                          Vice President and Associate General
                                            Counsel

Donald L. Lambert(1)                        Vice President

Jerome M. Mueller(1)                        Senior Vice President

John E. Petersen(1)                         Senior Vice President

James A. Schepis(3)                         Senior Vice President, National
                                            Recruiting

Deborah J. Walters(1)                       Senior Vice President

Virginia M. Wilson(4)                       Vice President and Controller
                                            (Principal Accounting Officer)

Bernard H. Wolzenski(1)                     Executive Vice President, Individual

A. Greig Woodring(5)                        Executive Vice President,
                                            Reinsurance and President and Chief
                                            Executive Officer of Reinsurance
                                            Group of America

The principal business address:

(1) General American Life Insurance Company, 700 Market Street, St. Louis, Missouri 63101.
(2) Metropolitan Life Insurance Company, One Madison Avenue, New York  NY 10010
(3) Metropolitan Life Insurance Company, One Gateway Center, 6th Floor North, Pittsburgh, PA 15222
(4) Metropolitan Life Insurance Company, One MetLife Plaza, 27-01 Queens Plaza, North, Long Island City, NY 11101
(5) Reinsurance Group of America, 1370 Timberlake Manor Parkway, Chesterfield, Missouri 63017

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

The Registrant is a separate account of General American Life Insurance Company, the Depositor, which is organized under the laws of Missouri. The Depositor is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company which is organized under the laws of state of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

          ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2002

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2002. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association  (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Capital Trust I (DE)

E.    Aseguradora Hidalgo, S.A. (Mexico)

F.    Metropolitan Insurance and Annuity Company (DE)

G. MetLife Pensiones S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

H. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by Met-Life, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Reaseguros de Vida S.A. (Chile)- 99.999735% is owned by MetLife Chile Inversiones Limitada and 0.000265% is owned by MetLife International Holdings, Inc.

      2. MetLife Chile Seguros de Vida S.A. (Chile)- 95.7302007% is owned by MetLife Chile Inversiones Limitada, 4.2696274% by MetLife Chile Reaseguros de Vida S.A. and 0.0001719% by MetLife International Holdings, Inc.

I. Seguros Genesis S.A. (Mexico)- Ownership of MetLife Pensiones S.A. and Seguros Genesis, S.A. (Mexico) is as follows: MetLife, Inc. owns 97.4738%, and Metropolitan Asset Management Corporation owns 2.5262%.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

K.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

M.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Group of Ohio (OH)

      3.    Security First Insurance Agency (MA)

      4.    MetLife Investors Distribution Company (DE)

      5.    MetLife Investors Insurance Agency, Inc. (Nevada)

      6.    Met Investors Advisory, LLC (DE)

      7.    MetLife Investors Financial Agency, Inc. (TX)

N.    MetLife International Holdings, Inc. (DE)

      1. MetLife Iberia, S.A.(Spain)- Shares of MetLife Iberia, S.A. are held by MetLife International Holdings at 80%.

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Gnerales, Sociedad Anonima de Seguros y Reaseguros (Spain)

      2.    Natiloportem Holdings, Inc.(DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Metropolitan Life Insurance Company.

            b)    Metropolitan Company Limited (Isle of Man)

            c)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            d) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited are held by MetLife International Holdings, Inc. and 74% by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

      5.    Metropolitan Life Seguros de Retiro S.A. (Argentina)

      6.    Metropolitan Life Seguros de Vida S.A. (Argentina)

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Vida S.A. (Argentina) and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia are held by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)- 48% of the shares of Metropolitan Life Ubezpieczen na Zycie S.A. are held directly by MetLife, Inc.

      9.    MetLife Insurance Company of Korea Limited (South Korea)

      10.   Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)

            a) Seguradora Seasul S.A. (Brazil) - 99.89% of the shares of Seguradora Seasul S.A. are held by Metropolitan Life Seguros e Previdencia Privada S.A.

O.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Four Company is held by 334 Madison Euro Investments, Inc. and 1% is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc.(MA)- AEW Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   New England Portfolio Advisors, Inc. (MA)

      11.   Benefit Services Corporation (GA)

      12.   One Madison Merchandising L.L.C. (CT)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   Metropolitan Tower Life Insurance Company (DE)

      20.   Security Equity Life Insurance Company (NY)

      21.   MetLife Security Insurance Company of Louisiana (LA)

      22. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company.

      23.   Met Life Holdings Luxembourg S.A. (Luxembourg)

      24.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      25.   MetLife (India) Private Ltd. (India)

      26.   Metropolitan Marine Way Investments Limited (Canada)

      27. MetLife Central European Services Spolka z Organiczona Odpowiedzialmoscia (Poland)

      28.   MetLife Investments Ireland Limited (Ireland)

      29.   MetLife Private Equity Holdings, LLC (DE)

      30.   MetLife Securities, Inc. (DE)

      31.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      32.   Metropolitan Realty Management, Inc. (DE)

            a)    Edison Supply and Distribution (DE)

            b)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc.(NJ)

      33.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      34.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      35.   Metropolitan Property & Casualty Insurance Company

            a)    Metropolitan General Insurance Company (RI)

            b)    Metropolitan Casualty Insurance Company (RI)

            c)    Metropolitan Direct Property and Casualty Insurance Company
                  (RI)

            d)    Met P&C Managing General Agency, Inc.(TX)

            e)    MetLife Auto & Home Insurance Agency, Inc. (RI)

            f)    Metropolitan Group Property and Casualty Insurance Company
                  (RI)

                  (1) Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

            g)    Metropolitan Lloyds, Inc. (TX)

                  (1) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

            h)    Economy Fire & Casualty Company (IL)

                  (1)   Economy Preferred Insurance Company (IL)

                  (2)   Economy Premier Assurance Company (IL)

      36.   SSRM Holdings, Inc. (DE)

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc.(DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6) Metric Property Management, Inc. (DE)- 50% of Metric Property Management is held by Metric Realty and SSR Realty Advisors, Inc.

                  (7) Metric Realty (IL)- 50% of Metric Realty is held by SSR Realty Advisors, Inc.

      37.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 73.78% Limited Partnership interest of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A.(Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      38.   MetLife General Insurance Agency, Inc. (DE)




            a)    MetLife General Insurance Agency of Alabama, Inc. (DE)

            b)    MetLife General Insurance Agency of Kentucky, Inc. (DE)

            c)    MetLife General Insurance Agency of Mississippi, Inc. (DE)

            d)    MetLife General Insurance Agency of North Carolina, Inc. (DE)

            e)    MetLife General Insurance Agency of Texas, Inc.(DE)

            f)    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      39.   MetLife New England Holdings, Inc. (DE)

            a)    New England Life Insurance Company (MA)

                  (1)   New England Life Holdings, Inc. (DE)

                         (a)   New England Securities Corporation (MA)

                        (b)   Hereford Insurance Agency, Inc. (MA)

                        (c)   Hereford Insurance Agency of Hawaii, Inc. (HI)

                        (d)   Fairfield Insurance Agency of Texas, Inc. (TX)

                        (e)   MetLife Advisers, LLC (MA)

                        (f)   N.L. Holding Corp. (DEL) (NY)

                              (i) Nathan & Lewis Securities, Inc. (NY)

                              (ii) Nathan & Lewis Associates-Arizona, Inc. (AZ)

                              (iii) Nathan & Lewis of Nevada, Inc. (NV)

                              (iv) Nathan & Lewis Associates, Inc. (NY)

                                    (A)   Nathan and Lewis Insurance Agency of
                                          Massachusetts, Inc. (MA)

                                    (B)   Nathan and Lewis Associates of Texas,
                                          Inc. (TX)

                  (2)   Newbury Insurance Company, Limited (Bermuda)

                  (3)   New England Pension and Annuity Company (DE)

                  (4)   Omega Reinsurance Corporation (AZ)

      40.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   John S. McSwaney & Associates, Inc. (ND)

                  (3) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation are owned by General American Life Insurance Company.

                  (4)   Krisman, Inc. (MO)

                  (5)   White Oak Royalty Company (OK)

                  (6)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 48.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company and 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)


                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc.(MO)

                                                (a.1) Reinsurance Partners, Inc.
                                                      (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii) RGA Holdings Limited (U.K) (United Kingdom)

                              (ix)  RGA UK Services Limited (United Kingdom)

                              (x)   RGA Capital Limited U.K. (United Kingdom)

                              (xi)  RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (xii) RGA South African Holdings (Pty) Ltd. (South
                                    Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xiii)RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xiv) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xv)  RGA Argentina S.A. (Argentina)

                              (xvi) Regal Atlantic Company (Bermuda)
                                    Ltd.(Bermuda)

                              (xvii)Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), an indirect wholly owned subsidiary of Metropolitan.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 27.    Number of Contract Owners

As of March 31, 2003 there were 7,523 contract Owners of qualified contracts and 1,248 contract owners of non-qualified contracts.

Item 28.    Indemnification

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which the Depositor and General American Distributors, Inc., the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, Fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

"BE IT RESOLVED THAT

1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (Including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     (a) General American Distributors, Inc., 700 Market St., St. Louis, MO 63101 serves as the principal underwriter for the variable annuity contracts funded by Separate Account Two. General American Distributors, Inc. also serves as the principal underwriter for variable life insurance policies funded by Separate Account Eleven of General American.

     (b) Directors and Officers

      Name and Principal Business               Positions and Offices
              Address*                            with Underwriter

      Officers
      Richard Furlong                           President and Director

      Steven D. Anderson                        Vice President & Chief Financial
                                                Officer and Director

      Dennis J. Capriglione                     Secretary/Treasurer and Director

      John E. Petersen                          Vice President

      Richard D. Evans                          Vice President

      Norman R. Lazarus                         Vice President, Compliance

* Messrs. Anderson, Capriglione, Petersen, Evans and Lazarus are at 700 Market Street, St. Louis, Missouri 63101. Mr. Furlong is at One Madison Avenue, New York, NY 10010.


     (c) Not Applicable.

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by

    (a) Registrant

    (b) Metropolitan Life Insurance Company One Madison Avenue New York, New York 10010

    (b) General American Distributors, Inc. 700 Market Street St. Louis, Missouri, 63101


Item 31.    Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings and Representations

(a) Registrant undertakes that it will file post-effective amendments to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include, as part of the application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) Registrant represents that it is relying upon a "no-action" letter (No. P-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) General American, of which Registrant forms a part, hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by General American.

                                       SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Louis and State of Missouri, on this 28th day of April, 2003.



                                  GENERAL AMERICAN SEPARATE ACCOUNT TWO
                                  (Registrant)


                              By: GENERAL AMERICAN LIFE INSURANCE COMPANY
                                   (Depositor)


                              By: /s/BERNARD H. WOLZENSKI
                                  ----------------------------------------
                                   Bernard H. Wolzenski
                                   Executive Vice President

                                  GENERAL AMERICAN LIFE INSURANCE COMPANY
                                   (Depositor)


                              By: /s/BERNARD H. WOLZENSKI
                                  ----------------------------------------
                                   Bernard H. Wolzenski
                                   Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 28, 2003.

Signature                                Title




            *
- ------------------------------        Chairman, Chief Executive
C. Robert Henrikson                     Officer and President
                                        (Principal Executive Officer)



            *
- ----------------------------------    Director
Nicholas D. Latrenta



            *
- --------------------------------      Director
James L. Lipscomb




            *
- ---------------------------------     Director
Stewart G. Nagler



            *
- ----------------------------------    Director
Stanley J. Talbi



            *
- ----------------------------------    Director
Lisa M. Weber



            *
- ---------------------------------     Director
William J. Wheeler



             *
- ---------------------------------     Director, Vice President and
Anthony J. Williamson                   Treasurer (Principal
                                        Financial Officer)




             *
- --------------------------------      Vice President and
Virginia M. Wilson                      Controller
                                        (Principal Accounting Officer)




*By: /s/MARIE C. SWIFT
     --------------------------------
     Marie C. Swift, Attorney-in-Fact


* Executed by Marie C. Swift, on behalf of those indicated pursuant to powers of attorney filed herewith.





                                   EXHIBITS TO

                       POST-EFFECTIVE AMENDMENT NO. 49 TO

                                    FORM N-4


                      GENERAL AMERICAN SEPARATE ACCOUNT TWO

                                INDEX TO EXHIBITS

Exhibit                                              Page


EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Independent Auditors' Consent

EX-99.B14     Powers of Attorney